Consolidated Portfolio of Investments
Multi-Manager Alternative Strategies Fund, November 30, 2021 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Asset-Backed Securities — Non-Agency 4.0%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
AGL CLO Ltd.(a),(b)
Series 2021-13A Class A1
3-month USD LIBOR + 1.160% Floor 1.160% 10/20/2034	1.320%	500,000	499,411
AIMCO CLO Ltd.(a),(b)
Series 2020-11A Class AR
3-month USD LIBOR + 1.130% Floor 1.130% 10/17/2034	1.350%	400,000	400,000
Allegro CLO XII Ltd.(a),(b)
Series 2020-1A Class B
3-month USD LIBOR + 1.700% Floor 1.700% 01/21/2032	1.830%	250,000	249,452
AREIT Trust(a),(b)
Subordinated Series 2019-CRE3 Class AS
30-day Average SOFR + 1.414% Floor 1.300% 09/14/2036	1.462%	500,000	499,376
Subordinated Series 2020-CRE4 Class B
1-month USD LIBOR + 4.150% Floor 4.150% 04/15/2037	4.312%	365,000	372,708
BDS Ltd.(a),(b)
Series 2020-FL6 Class D
30-day Average SOFR + 2.865% Floor 2.750% 09/15/2035	2.912%	302,000	306,385
BlueMountain CLO XXX Ltd.(a),(b)
Series 2020-30A Class A
3-month USD LIBOR + 1.390% Floor 1.390% 01/15/2033	1.514%	450,000	450,728
BlueMountain Fuji US CLO I Ltd.(a),(b)
Series 2017-1A Class BR
3-month USD LIBOR + 1.500% Floor 1.500% 07/20/2029	1.632%	375,000	372,602
Capital One Multi-Asset Execution Trust(b)
Series 2017-A5 Class A5
1-month USD LIBOR + 0.580% 07/15/2027	0.670%	100,000	101,232
Cedar Funding XII CLO Ltd.(a),(b)
Series 2020-12A Class A1R
3-month USD LIBOR + 1.130% Floor 1.130% 10/25/2034	1.500%	725,000	724,571
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Conseco Finance Corp.(c)
Series 2096-9 Class M1
08/15/2027	7.630%	286,303	299,826
Conseco Finance Securitizations Corp.(b)
Series 2001-4 Class M1
1-month USD LIBOR + 1.750% Floor 1.750%, Cap 15.000% 09/01/2033	1.849%	530,818	530,503
DB Master Finance LLC(a)
Series 2019-1A Class A2II
05/20/2049	4.021%	97,750	101,801
Dryden CLO Ltd.(a),(b)
Series 2020-85A Class AR
3-month USD LIBOR + 1.150% Floor 1.150% 10/15/2035	1.274%	800,000	799,518
Dryden Senior Loan Fund(a),(b)
Series 2013-30A Class AR
3-month USD LIBOR + 0.820% 11/15/2028	0.974%	236,776	236,872
Eaton Vance CLO Ltd.(a),(b)
Series 2013-1A Class A13R
3-month USD LIBOR + 1.250% Floor 1.250% 01/15/2034	1.374%	625,000	625,352
ECMC Group Student Loan Trust(a),(b)
Series 2016-1A Class A
1-month USD LIBOR + 1.350% 07/26/2066	1.439%	676,608	695,764
Education Loan Asset-Backed Trust I(a),(b)
Series 2013-1 Class A2
1-month USD LIBOR + 0.800% Floor 0.800% 04/26/2032	0.892%	355,805	355,373
Golub Capital Partners CLO 54M LP(a),(b)
Series 2021-54A Class A
3-month USD LIBOR + 1.530% Floor 1.530% 08/05/2033	1.651%	450,000	450,007
HPS Loan Management Ltd.(a),(b)
Series 2010-A16 Class A1RR
3-month USD LIBOR + 1.140% Floor 1.140% 04/20/2034	1.272%	450,000	449,251
Jack in the Box Funding LLC(a)
Series 2019-1A Class A2II
08/25/2049	4.476%	124,062	129,811
Multi-Manager Alternative Strategies Fund | First Quarter Report 2021	1

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, November 30, 2021 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
JG Wentworth XXII LLC(a)
Series 2010-3A Class A
12/15/2048	3.820%	373,395	387,061
LCM XXI LP(a),(b)
Series 20 18-21A Class AR
3-month USD LIBOR + 0.880% 04/20/2028	1.012%	211,328	211,348
MVW Owner Trust(a)
Series 2018-1A Class A
01/21/2036	3.450%	41,119	42,236
Navient Student Loan Trust(b)
Series 2014-1 Class A3
1-month USD LIBOR + 0.510% Floor 0.510% 06/25/2031	0.599%	443,700	437,458
Nelnet Student Loan Trust(a),(b)
Series 2012-1A Class A
1-month USD LIBOR + 0.800% Floor 0.800% 12/27/2039	0.892%	322,397	322,244
OCP CLO Ltd.(a),(b)
Series 2021-21A Class B
3-month USD LIBOR + 1.700% Floor 1.700% 07/20/2034	1.832%	300,000	300,047
OHA Credit Funding Ltd.(a),(b)
Series 2020-7A Class A
3-month USD LIBOR + 1.250% Floor 1.250% 10/19/2032	1.374%	325,000	325,062
Palmer Square Loan Funding Ltd.(a),(b)
Series 2020-2A Class A2
3-month USD LIBOR + 1.550% Floor 1.550% 04/20/2028	1.682%	200,000	200,061
Park Avenue Institutional Advisers CLO Ltd.(a),(b)
Series 2021-1A Class A2
3-month USD LIBOR + 1.750% Floor 1.750% 01/20/2034	1.882%	250,000	249,655
PFP Ltd.(a),(b)
Series 2019-6 Class A
1-month USD LIBOR + 1.050% Floor 1.050% 04/14/2037	1.142%	468,232	467,712
Subordinated Series 2019-5 Class B
1-month USD LIBOR + 1.650% Floor 1.650% 04/14/2036	1.736%	275,000	274,867
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Ready Capital Mortgage Financing LLC(a),(b)
Series 2020-FL4 Class AS
1-month USD LIBOR + 3.100% Floor 3.100% 02/25/2035	3.192%	250,000	252,279
Sabey Data Center Issuer LLC(a)
Series 2020-1 Class A2
04/20/2045	3.812%	470,000	491,145
SLM Student Loan Trust(a),(b)
Series 2003-10A Class A3
3-month USD LIBOR + 0.470% 12/15/2027	0.586%	80,773	80,630
SLM Student Loan Trust(b)
Series 2007-3 Class A4
3-month USD LIBOR + 0.060% Floor 0.060% 01/25/2022	0.184%	594,959	583,981
Series 2008-2 Class B
3-month USD LIBOR + 1.200% Floor 1.200% 01/25/2083	1.324%	740,000	667,475
Series 2008-4 Class A4
3-month USD LIBOR + 1.650% Floor 1.650% 07/25/2022	1.774%	335,338	339,244
Series 2008-5 Class A4
3-month USD LIBOR + 1.700% Floor 1.700% 07/25/2023	1.824%	213,290	215,346
Series 2008-6 Class A4
3-month USD LIBOR + 1.100% 07/25/2023	1.224%	281,479	281,195
Series 2008-7 Class B
3-month USD LIBOR + 1.850% Floor 1.850% 07/26/2083	1.974%	500,000	502,592
Series 2008-9 Class A
3-month USD LIBOR + 1.500% Floor 1.500% 04/25/2023	1.624%	190,211	191,545
Series 2011-2 Class A2
1-month USD LIBOR + 1.200% Floor 1.200% 10/25/2034	1.289%	1,040,000	1,050,547
Series 2012-1 Class A3
1-month USD LIBOR + 0.950% Floor 0.950% 09/25/2028	1.039%	438,462	434,537

2	Multi-Manager Alternative Strategies Fund | First Quarter Report 2021

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, November 30, 2021 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated Series 2004-10 Class B
3-month USD LIBOR + 0.370% Floor 0.370% 01/25/2040	0.494%	351,048	334,561
Subordinated Series 2007-2 Class B
3-month USD LIBOR + 0.170% 07/25/2025	0.294%	700,000	633,965
Subordinated Series 2007-3 Class B
3-month USD LIBOR + 0.150% Floor 0.150% 01/25/2028	0.274%	700,000	629,692
Subordinated Series 2012-7 Class B
1-month USD LIBOR + 1.800% Floor 1.800% 09/25/2043	1.889%	550,000	552,844
Taco Bell Funding LLC(a)
Series 2016-1A Class A23
05/25/2046	4.970%	367,675	386,748
TAL Advantage VII LLC(a)
Series 2020-1A Class A
09/20/2045	2.050%	403,650	402,541
TCI-Flatiron CLO Ltd.(a),(b)
Series 2016-1A Class BR2
3-month USD LIBOR + 1.600% Floor 1.600% 01/17/2032	1.722%	145,000	145,035
Textainer Marine Containers VIII Ltd.(a)
Series 2020-2A Class A
09/20/2045	2.100%	275,706	276,306
Series 2020-3A Class A
09/20/2045	2.110%	321,780	321,223
Tif Funding II LLC(a)
Series 2020-1A Class A
08/20/2045	2.090%	199,100	198,008
VMC Finance LLC(a),(b)
Series 2021-FL4 Class B
1-month USD LIBOR + 1.800% Floor 1.800% 06/16/2036	1.889%	299,000	299,163
Total Asset-Backed Securities — Non-Agency (Cost $21,113,158)			21,138,896

Commercial Mortgage-Backed Securities - Agency 0.8%

Federal Home Loan Mortgage Corp. Multifamily Pass-Through REMIC Trust(c),(d)
Series 2019-P002 Class X
07/25/2033	1.138%	705,000	73,687
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates(c),(d)
CMO Series K057 Class X1
07/25/2026	1.307%	3,789,241	173,077
Commercial Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2016-KIR1 Class X
03/25/2026	1.192%	4,688,284	188,709
Series 2018-K732 Class X3
05/25/2046	2.247%	1,350,000	92,513
Series K021 Class X3
07/25/2040	2.032%	1,550,000	10,563
Series K022 Class X3
08/25/2040	1.874%	1,550,000	17,745
Series K025 Class X3
11/25/2040	1.812%	2,400,000	36,075
Series K035 Class X3
12/25/2041	1.849%	3,000,000	82,560
Series K039 Class X3 (FHLMC)
08/25/2042	2.177%	1,520,000	90,001
Series K043 Class X3
02/25/2043	1.690%	3,951,044	183,323
Series K051 Class X3
10/25/2043	1.669%	2,100,000	117,999
Series K060 Class X3
12/25/2044	1.959%	1,350,000	113,481
Series K0728 Class X3
11/25/2045	2.018%	1,975,000	102,591
Series KC07 Class X1
09/25/2026	0.846%	3,993,593	91,028
Series KL05 Class X1HG
12/25/2027	1.368%	2,400,000	155,439
Series KLU3 Class X1
01/25/2031	2.080%	1,598,667	217,975
Series KS06 Class X
08/25/2026	1.185%	2,692,399	94,734
Series KS11 Class XFX
06/25/2029	1.759%	600,000	57,781
Series Q004 Class XFL
05/25/2044	2.020%	1,901,488	80,521
Subordinated Series K078 Class X3
10/25/2028	2.285%	2,135,000	273,924
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates(b)
Series KF51 Class A (FHLMC)
1-month USD LIBOR + 0.400% Floor 0.400% 08/25/2025	0.492%	136,783	137,158
Series KF75 Class AL
1-month USD LIBOR + 0.510% Floor 0.510% 12/25/2029	0.598%	311,617	315,332

Multi-Manager Alternative Strategies Fund | First Quarter Report 2021	3

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, November 30, 2021 (Unaudited)
Commercial Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series KF85 Class AL
1-month USD LIBOR + 0.300% Floor 0.300% 08/25/2030	0.388%	327,185	327,846
Series KF86 Class AL (FHLMC)
1-month USD LIBOR + 0.290% Floor 0.290% 08/25/2027	0.378%	377,310	377,887
Series KF88 Class AL (FHLMC)
1-month USD LIBOR + 0.330% Floor 0.330% 09/25/2030	0.418%	794,310	794,956
Federal National Mortgage Association(c),(d)
Series 2016-M11B Class X2
07/25/2039	2.980%	830,685	26,896
Series 2016-M4 Class X2
01/25/2039	2.702%	650,769	24,954
Series 2019-M29 Class X4
03/25/2029	0.700%	4,300,000	168,008
Government National Mortgage Association(c),(d)
CMO Series 2014-103 Class IO
05/16/2055	0.259%	1,299,548	20,012
Series 2011-53 Class IO
05/16/2051	0.000%	1,063,143	29
Series 2012-4 Class IO
05/16/2052	0.001%	2,800,084	262
Total Commercial Mortgage-Backed Securities - Agency (Cost $4,982,694)			4,447,066

Commercial Mortgage-Backed Securities - Non-Agency 2.0%

225 Liberty Street Trust(a),(c),(d)
Series 2016-225L Class X
02/10/2036	1.030%	5,000,000	164,860
BAMLL Commercial Mortgage Securities Trust(a),(c)
Series 2018-PARK Class A
08/10/2038	4.227%	95,000	106,383
BBCMS Mortgage Trust(a),(b)
Series 2020-BID Class A
1-month USD LIBOR + 2.140% Floor 1.840% 10/15/2037	2.230%	340,000	340,107
BBCMS Trust(a)
Series 2015-SRCH Class A2
08/10/2035	4.197%	150,000	166,854
BFLD Trust(a),(b)
Series 2020-EYP Class A
1-month USD LIBOR + 1.150% Floor 1.150% 10/15/2035	1.251%	480,000	480,149
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2021-FPM Class A
1-month USD LIBOR + 1.600% Floor 1.600% 06/15/2038	1.689%	288,000	287,913
BX Commercial Mortgage Trust(a),(b)
Series 2019-XL Class A
1-month USD LIBOR + 0.921% Floor 0.921% 10/15/2036	1.010%	373,883	373,882
Series 2021-VOLT Class A
1-month USD LIBOR + 0.700% Floor 0.700% 09/15/2036	0.790%	125,000	124,373
BX Trust(a)
Series 2019-OC11 Class A
12/09/2041	3.202%	225,000	237,316
CALI Mortgage Trust(a)
Series 2019-101C Class A
03/10/2039	3.957%	395,000	440,228
Citigroup Commercial Mortgage Trust(a),(b)
Subordinated Series 2020-WSS Class B
1-month USD LIBOR + 2.000% Floor 2.000% 02/15/2039	2.089%	390,655	392,195
COMM Mortgage Trust(a),(c),(d)
Series 2013-LC6 Class XB
01/10/2046	0.506%	11,750,000	44,188
Series 2020-SBX Class X
01/10/2038	0.662%	11,501,000	253,127
COMM Mortgage Trust(a),(d)
Series 2020-CBM Class XCP
02/10/2037	0.493%	3,134,666	56,083
Commercial Mortgage Pass-Through Certificates(c),(d)
Series 2012-CR3 Class XA
10/15/2045	1.991%	1,636,052	12,530
Commercial Mortgage Trust(c),(d)
Series 2012-CR4 Class XA
10/15/2045	1.839%	3,325,929	32,188
Series 2013-LC6 Class XA
01/10/2046	1.420%	1,248,834	10,222
Series 2014-UBS2 Class XA
03/10/2047	1.284%	4,278,026	86,584
Commercial Mortgage Trust(a),(c),(d)
Series 2012-LC4 Class XA
12/10/2044	2.078%	819,540	40
CoreVest American Finance Trust(a),(c),(d)
Series 2019-1 Class XA
03/15/2052	2.341%	866,139	45,775
Series 2019-3 Class XA
10/15/2052	2.200%	248,514	16,125

4	Multi-Manager Alternative Strategies Fund | First Quarter Report 2021

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, November 30, 2021 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2020-1 Class XA
03/15/2050	2.833%	917,801	99,281
Series 2020-3 Class XA
08/15/2053	3.838%	805,470	115,450
Series 2020-3 Class XB
08/15/2053	2.781%	850,000	139,732
CoreVest American Finance Trust(a)
Series 2020-1 Class A2
03/15/2050	2.296%	265,000	266,105
Credit Suisse First Boston Mortgage Securities Corp.(c),(d)
Series 98-C1 Class AX
05/17/2040	2.470%	105,981	483
CSAIL Commercial Mortgage Trust(c),(d)
Series 2015-C3 Class XA
08/15/2048	0.842%	9,292,229	197,831
CSMC Trust(a),(c),(d)
Series 2021-980M Class X
07/15/2031	1.109%	6,982,000	303,013
DROP Mortgage Trust(a),(b)
Series 2021-FILE Class B
1-month USD LIBOR + 1.700% Floor 1.700% 04/15/2026	1.800%	400,000	399,760
Eleven Madison Trust Mortgage Trust(a),(c)
Series 2015-11MD Class A
09/10/2035	3.673%	300,000	317,752
FirstKey Homes Trust(a)
Series 2020-SFR2 Class A
10/19/2037	1.266%	99,716	97,740
GS Mortgage Securities Corp. II(a)
Series 2012-ALOH Class A
04/10/2034	3.551%	285,000	286,193
GS Mortgage Securities Trust(a),(c),(d)
Series 2012-GC6 Class XB
01/10/2045	0.314%	5,417,631	468
Series 2020-UPTN Class XA
02/10/2037	0.446%	1,750,000	18,740
Home Partners of America Trust(a)
Series 2019-1 Class B
09/17/2039	3.157%	89,027	89,099
Hudson Yards Mortgage Trust(a),(c)
Series 2019-55HY Class F
12/10/2041	3.041%	85,000	79,464
InTown Hotel Portfolio Trust(a),(b)
Subordinated Series 2018-STAY Class B
1-month USD LIBOR + 1.050% Floor 1.050% 01/15/2033	1.390%	400,000	400,002
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Invitation Homes Trust(a),(b)
Subordinated Series 2018-SFR3 Class C
1-month USD LIBOR + 1.300% Floor 1.300% 07/17/2037	1.390%	175,132	175,413
JPMBB Commercial Mortgage Securities Trust(c),(d)
Series 2014-C21 Class XA
08/15/2047	1.119%	930,609	20,322
Series 2014-C23 Class XA
09/15/2047	0.755%	2,606,175	37,076
Series 2014-C26 Class XA
01/15/2048	1.099%	2,784,458	66,330
JPMorgan Chase Commercial Mortgage Securities Trust(c),(d)
Series 2012-LC9 Class XA
12/15/2047	1.540%	2,249,149	22,109
JPMorgan Chase Commercial Mortgage Securities Trust(a)
Series 2019-OSB Class A
06/05/2039	3.397%	375,000	405,903
Morgan Stanley Bank of America Merrill Lynch Trust(c),(d)
Series 2016-C31 Class XA
11/15/2049	1.462%	2,279,817	113,435
Morgan Stanley Capital I Trust(a),(c),(d)
Series 2012-C4 Class XA
03/15/2045	2.002%	979,668	48
Morgan Stanley Capital I Trust(a),(c)
Series 2018-MP Class A
07/11/2040	4.419%	315,000	347,484
MSCG Trust(a),(b)
Subordinated Series 2018-SELF Class E
1-month USD LIBOR + 2.150% Floor 2.150% 10/15/2037	2.239%	375,000	373,118
MSDB Trust(a),(c)
Series 2017-712F Class A
07/11/2039	3.427%	285,000	299,707
Natixis Commercial Mortgage Securities Trust(a),(c),(d)
Series 2020-2PAC Class XA
01/15/2025	1.387%	2,665,000	93,127
Series 2020-2PAC Class XB
04/15/2025	0.948%	2,665,000	67,940
Natixis Commercial Mortgage Securities Trust(a),(c)
Subordinated Series 2018-ALXA Class E
01/15/2043	4.460%	60,000	60,851
One Market Plaza Trust(a)
Series 2017-1MKT Class A
02/10/2032	3.614%	300,000	301,173
Progress Residential Trust(a)
Subordinated Series 2019-SFR2 Class E
05/17/2036	4.142%	320,000	321,299

Multi-Manager Alternative Strategies Fund | First Quarter Report 2021	5

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, November 30, 2021 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
SFAVE Commercial Mortgage Securities Trust(a),(c)
Series 2015-5AVE Class A2A
01/05/2043	3.659%	425,000	464,004
Series 2015-5AVE Class A2B
01/05/2043	4.144%	35,000	38,236
Subordinated Series 2015-5AVE Class C
01/05/2043	4.534%	345,000	313,507
Tricon American Homes Trust(a)
Subordinated Series 2017-SFR2 Class E
01/17/2036	4.216%	375,000	379,747
UBS Commercial Mortgage Trust(a),(c),(d)
Series 2012-C1 Class XA
05/10/2045	2.165%	965,878	152
WF-RBS Commercial Mortgage Trust(a),(c),(d)
Series 2012-C8 Class XA
08/15/2045	1.931%	1,406,937	5,090
Series 2012-C9 Class XA
11/15/2045	2.014%	1,464,669	12,695
WF-RBS Commercial Mortgage Trust(c),(d)
Series 2014-C24 Class XA
11/15/2047	0.996%	2,410,488	50,799
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $10,602,355)			10,451,800

Common Stocks 24.3%
Issuer	Shares	Value ($)
Communication Services 0.2%
Diversified Telecommunication Services 0.2%
Vonage Holdings Corp.(e)	56,823	1,171,690
Total Communication Services		1,171,690
Consumer Discretionary 0.6%
Auto Components 0.3%
Veoneer, Inc.(e)	39,432	1,403,779
Automobiles 0.1%
General Motors Co.(e)	5,535	320,310
Hotels, Restaurants & Leisure 0.0%
Penn National Gaming, Inc.(e)	2,786	142,727
Household Durables 0.1%
Casper Sleep, Inc.(e)	101,482	663,692
Specialty Retail 0.1%
Vivo Energy PLC	386,591	678,674
Total Consumer Discretionary		3,209,182
Common Stocks (continued)
Issuer	Shares	Value ($)
Consumer Staples 0.5%
Food Products 0.5%
Sanderson Farms, Inc.(f),(g)	12,566	2,359,643
Total Consumer Staples		2,359,643
Energy 0.1%
Oil, Gas & Consumable Fuels 0.1%
Teekay LNG Partners LP(f),(g)	39,634	671,004
Total Energy		671,004
Financials 1.8%
Banks 0.2%
CIT Group, Inc.	3,950	193,787
Credit Agricole SA, ADR	30,620	208,369
Societe Generale SA, ADR	34,055	213,695
Synovus Financial Corp.	4,390	198,823
U.S. Bancorp	5,746	317,984
Total		1,132,658
Capital Markets 0.1%
Credit Suisse Group AG, ADR	14,363	138,028
Sanne Group PLC	33,008	398,603
Total		536,631
Insurance 1.5%
Willis Towers Watson PLC(f),(g)	35,654	8,052,100
Total Financials		9,721,389
Health Care 3.8%
Biotechnology 0.6%
Dicerna Pharmaceuticals, Inc.(e)	51,660	1,963,597
Swedish Orphan Biovitrum AB(e)	42,321	1,032,493
Total		2,996,090
Health Care Equipment & Supplies 0.8%
Hill-Rom Holdings, Inc.(f),(g)	28,242	4,391,631
Health Care Technology 1.3%
Change Healthcare, Inc.(e)	252,753	5,125,831
Inovalon Holdings, Inc., Class A(e),(h),(i)	38,146	1,563,986
Total		6,689,817
Life Sciences Tools & Services 1.1%
PPD, Inc.(e),(f),(g)	128,737	6,063,512
Total Health Care		20,141,050

6	Multi-Manager Alternative Strategies Fund | First Quarter Report 2021

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, November 30, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Industrials 5.1%
Aerospace & Defense 0.7%
Aerojet Rocketdyne Holdings, Inc.	73,727	3,099,483
Boeing Co. (The)(e)	2,000	395,700
Total		3,495,183
Airlines 0.0%
Delta Air Lines, Inc.(e)	5,568	201,562
Commercial Services & Supplies 0.4%
RR Donnelley & Sons Co.(e)	191,128	2,018,312
Machinery 0.9%
Metso OYJ	28,694	428,123
Welbilt, Inc.(e),(f),(g)	177,751	4,187,814
Total		4,615,937
Professional Services 1.7%
IHS Markit Ltd.	72,209	9,229,754
Road & Rail 1.0%
Kansas City Southern	17,387	5,057,009
Transportation Infrastructure 0.4%
Sydney Airport(e)	341,160	2,009,328
Total Industrials		26,627,085
Information Technology 8.2%
Electronic Equipment, Instruments & Components 1.5%
Coherent, Inc.(e),(f),(g)	16,730	4,331,899
Rogers Corp.(e)	12,945	3,529,066
Total		7,860,965
IT Services 0.4%
Afterpay Ltd., ADR(e),(f),(g)	7,036	544,411
GreenSky, Inc., Class A(e),(f),(g)	130,766	1,482,886
Total		2,027,297
Semiconductors & Semiconductor Equipment 2.9%
DSP Group, Inc.(e)	70,873	1,558,497
MagnaChip Semiconductor Corp.(e)	74,048	1,338,788
NeoPhotonics Corp.(e)	87,464	1,344,322
Xilinx, Inc.(f),(g)	47,857	10,932,931
Total		15,174,538
Common Stocks (continued)
Issuer	Shares	Value ($)
Software 3.4%
Avast PLC	68,435	551,370
Blue Prism Group PLC(e)	82,733	1,429,299
Five9, Inc.(e),(f),(g)	22,715	3,233,026
McAfee Corp., Class A	36,191	935,537
MINDBODY, Inc., Class A(e),(h),(i)	47,120	1,759,258
Momentive Global, Inc.(e)	69,504	1,419,967
Nuance Communications, Inc.(e)	126,440	7,016,156
Pluralsight, Inc., Class A(e),(h),(i)	84,676	1,948,835
Total		18,293,448
Total Information Technology		43,356,248
Materials 0.6%
Chemicals 0.3%
Kraton Performance Polymers, Inc.(e)	21,325	982,229
Recticel SA	32,662	614,156
Total		1,596,385
Construction Materials 0.3%
Forterra, Inc.(e)	55,377	1,317,419
Total Materials		2,913,804
Real Estate 2.7%
Equity Real Estate Investment Trusts (REITS) 2.7%
Americold Realty Trust	7,777	253,842
Columbia Property Trust, Inc.	103,490	1,987,008
Cominar Real Estate Investment Trust	124,579	1,119,548
CorePoint Lodging, Inc.(e)	51,758	798,626
Coresite Realty Corp.	19,834	3,392,606
CyrusOne, Inc.	26,060	2,319,861
MGM Growth Properties LLC, Class A(f),(g)	32,595	1,193,303
Monmouth Real Estate Investment Corp.(f),(g)	156,238	3,245,063
Total		14,309,857
Total Real Estate		14,309,857
Utilities 0.7%
Electric Utilities 0.4%
PNM Resources, Inc.	46,919	2,310,292

Multi-Manager Alternative Strategies Fund | First Quarter Report 2021	7

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, November 30, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Multi-Utilities 0.3%
Suez	68,230	1,527,087
Total Utilities		3,837,379
Total Common Stocks (Cost $123,042,600)		128,318,331

Convertible Bonds(j) 1.2%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Airlines 0.2%
Air Canada
07/01/2025	4.000%	110,000	145,071
American Airlines Group, Inc.
07/01/2025	6.500%	290,000	397,445
Southwest Airlines Co.
05/01/2025	1.250%	205,000	275,341
Total			817,857
Banking 0.5%
Banco Santander SA(k)
12/31/2049	4.750%	200,000	199,571
Barclays PLC(k)
12/31/2049	4.375%	200,000	191,851
BNP Paribas SA(a),(k)
12/31/2049	4.500%	200,000	194,862
Credit Suisse Group AG(a),(k)
12/31/2049	6.375%	250,000	268,068
ING Groep NV(k)
12/31/2049	4.250%	200,000	185,312
Intesa Sanpaolo SpA(a),(k)
12/31/2049	7.700%	200,000	220,272
Lloyds Banking Group PLC(k)
12/31/2049	7.500%	200,000	225,682
Natwest Group PLC(k)
12/31/2049	4.600%	200,000	194,388
12/31/2049	6.000%	200,000	217,285
Societe Generale SA(a),(k)
12/31/2049	6.750%	205,000	224,366
UBS Group AG(a),(k)
12/31/2049	3.875%	200,000	195,839
12/31/2049	4.375%	200,000	195,171
Total			2,512,667
Cable and Satellite 0.1%
DISH Network Corp.
Subordinated
08/15/2026	3.375%	80,000	73,740
Convertible Bonds(j) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Liberty Broadband Corp.(a)
09/30/2050	1.250%		270,000	267,570
09/30/2050	2.750%		180,000	183,858
Liberty Media Corp.(a)
12/01/2050	0.500%		105,000	138,495
Total				663,663
Consumer Cyclical Services 0.0%
Uber Technologies, Inc.(a),(l)
12/15/2025	0.000%		225,000	208,800
Integrated Energy 0.0%
BP Capital Markets PLC(a)
04/28/2023	1.000%	GBP	200,000	272,441
Pharmaceuticals 0.3%
Dermira, Inc.
05/15/2022	3.000%		1,326,000	1,335,945
Retailers 0.1%
Burlington Stores, Inc.
04/15/2025	2.250%		350,000	519,593
Wireless 0.0%
Cellnex Telecom SA(a)
11/20/2031	0.750%	EUR	100,000	111,727
Total Convertible Bonds (Cost $6,357,818)				6,442,693

Convertible Preferred Stocks 0.8%
Issuer		Shares	Value ($)
Communication Services 0.1%
Diversified Telecommunication Services 0.1%
2020 Cash Mandatory Exchangeable Trust(a)	5.250%	240	238,747
Total Communication Services			238,747
Health Care 0.1%
Health Care Equipment & Supplies 0.0%
Becton Dickinson and Co.	6.000%	2,200	110,462
Life Sciences Tools & Services 0.1%
Danaher Corp.	4.750%	105	226,044
Total Health Care			336,506
Industrials 0.0%
Machinery 0.0%
Stanley Black & Decker, Inc.	5.250%	2,300	236,854
Total Industrials			236,854

8	Multi-Manager Alternative Strategies Fund | First Quarter Report 2021

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, November 30, 2021 (Unaudited)
Convertible Preferred Stocks (continued)
Issuer		Shares	Value ($)
Information Technology 0.1%
IT Services 0.0%
Sabre Corp.	6.500%	500	51,260
Semiconductors & Semiconductor Equipment 0.1%
Broadcom, Inc.	8.000%	285	494,663
Total Information Technology			545,923
Utilities 0.5%
Electric Utilities 0.3%
American Electric Power Co., Inc.	6.125%	7,700	379,995
NextEra Energy, Inc.	4.872%	7,050	447,040
NextEra Energy, Inc.	5.279%	6,100	330,132
NextEra Energy, Inc.	6.219%	3,800	205,200
Southern Co. (The)	6.750%	8,350	419,564
Total			1,781,931
Multi-Utilities 0.2%
Algonquin Power & Utilities Corp.	7.750%	5,650	253,371
Dominion Energy, Inc.	7.250%	4,400	417,428
DTE Energy Co.	6.250%	8,100	391,311
Total			1,062,110
Total Utilities			2,844,041
Total Convertible Preferred Stocks (Cost $3,992,079)			4,202,071

Corporate Bonds & Notes(j) 18.1%
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Aerospace & Defense 0.3%
Airbus SE(a)
06/09/2030	1.625%	EUR	100,000	121,686
Boeing Co. (The)
02/04/2024	1.433%		300,000	300,020
05/01/2027	5.040%		200,000	225,478
05/01/2030	5.150%		640,000	743,536
Spirit AeroSystems, Inc.(a)
04/15/2025	7.500%		35,000	36,617
Total				1,427,337
Airlines 0.7%
American Airlines Group, Inc.(a)
06/01/2022	5.000%		180,000	179,358
American Airlines Pass-Through Trust
Series 2016-2 Class AA
06/15/2028	3.200%		196,750	198,668
Corporate Bonds & Notes(j) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
American Airlines, Inc./AAdvantage Loyalty IP Ltd.(a)
04/20/2026	5.500%		215,000	220,375
04/20/2029	5.750%		175,000	182,847
Continental Airlines Pass-Through Trust
04/19/2022	5.983%		25,535	25,912
Delta Air Lines Pass-Through Trust
06/10/2028	2.500%		109,157	109,055
Delta Air Lines, Inc.
10/28/2024	2.900%		105,000	105,103
01/15/2026	7.375%		170,000	196,643
Delta Air Lines, Inc./SkyMiles IP Ltd.(a)
10/20/2025	4.500%		165,000	172,890
10/20/2028	4.750%		874,000	957,978
JetBlue Pass-Through Trust
Series 2020-1 Class A
11/15/2032	4.000%		373,825	403,619
Mileage Plus Holdings LLC/Intellectual Property Assets Ltd.(a)
06/20/2027	6.500%		185,000	197,543
U.S. Airways Pass-Through Trust
04/22/2023	6.250%		161,064	165,205
United Airlines, Inc. Pass-Through Trust
10/15/2027	5.875%		320,672	350,056
Total				3,465,252
Apartment REIT 0.1%
Mid-America Apartments LP
10/15/2023	4.300%		325,000	342,214
Automotive 0.5%
BMW Finance NV(a)
11/14/2024	1.000%	EUR	75,000	87,521
Daimler Finance North America LLC(a),(b)
3-month USD LIBOR + 0.900% 02/15/2022	1.056%		385,000	385,589
Ford Motor Co.
02/12/2032	3.250%		135,000	135,163
Ford Motor Credit Co. LLC(b)
3-month USD LIBOR + 1.270% 03/28/2022	1.402%		400,000	399,711
3-month USD LIBOR + 1.080% 08/03/2022	1.221%		255,000	254,835
Ford Motor Credit Co. LLC
03/28/2022	3.339%		200,000	200,750
11/01/2022	3.350%		200,000	202,333
11/17/2023	3.370%		200,000	204,484
06/14/2024	2.748%	GBP	100,000	133,748
08/01/2026	4.542%		200,000	213,838
02/16/2028	2.900%		200,000	196,950
06/17/2031	3.625%		275,000	280,809

Multi-Manager Alternative Strategies Fund | First Quarter Report 2021	9

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, November 30, 2021 (Unaudited)
Corporate Bonds & Notes(j) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
General Motors Financial Co., Inc.
04/10/2022	3.450%		25,000	25,139
06/30/2022	3.150%		80,000	81,022
Total				2,801,892
Banking 2.2%
Banco Actinver SA/Grupo GICSA SAB de CV(a)
12/18/2032	9.500%	MXN	3,000,000	94,364
Bank of America Corp.(k)
12/20/2023	3.004%		659,000	673,970
10/01/2025	3.093%		345,000	360,821
01/20/2028	3.824%		110,000	119,345
06/14/2029	2.087%		50,000	49,320
BNP Paribas SA(a),(k)
12/31/2049	4.625%		218,000	215,694
Citigroup, Inc.(a),(b)
3-month EURIBOR + 0.500% 03/21/2023	0.000%	EUR	190,000	216,697
Comerica, Inc.(k)
12/31/2049	5.625%		95,000	103,532
Credit Agricole SA(a),(k)
12/31/2049	7.875%		200,000	217,250
Credit Suisse Group AG(a),(k)
09/11/2025	2.593%		145,000	148,262
06/05/2026	2.193%		315,000	317,760
02/02/2027	1.305%		135,000	130,615
Credit Suisse Group Funding Guernsey Ltd.
03/26/2025	3.750%		135,000	143,677
DNB Bank ASA(a),(k)
09/30/2025	0.856%		240,000	237,981
Goldman Sachs Group, Inc. (The)(a)
05/15/2024	1.375%	EUR	186,000	215,128
03/27/2025	3.375%	EUR	38,000	47,590
11/01/2028	2.000%	EUR	47,000	57,879
Goldman Sachs Group, Inc. (The)(k)
10/21/2024	0.925%		195,000	194,179
03/09/2027	1.431%		600,000	588,467
HSBC Holdings PLC(k)
05/24/2025	0.976%		225,000	222,297
05/24/2027	1.589%		150,000	146,662
09/22/2028	2.013%		365,000	356,645
08/17/2029	2.206%		215,000	210,511
Intesa Sanpaolo SpA(a)
Subordinated
06/01/2032	4.198%		200,000	200,314
JPMorgan Chase & Co.(k)
06/23/2025	0.969%		70,000	69,349
08/09/2025	0.768%		155,000	152,875
03/13/2026	2.005%		125,000	126,808
11/19/2026	1.045%		235,000	228,759
Corporate Bonds & Notes(j) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
01/29/2027	3.960%		325,000	353,057
04/22/2027	1.578%		175,000	172,983
Lloyds Banking Group PLC(k)
11/07/2023	2.907%		205,000	208,799
07/09/2025	3.870%		400,000	424,922
Macquarie Group Ltd.(a),(k)
06/23/2032	2.691%		90,000	89,679
01/14/2033	2.871%		305,000	305,595
Morgan Stanley(k)
10/21/2025	1.164%		560,000	555,461
05/04/2027	1.593%		225,000	222,372
Nationwide Building Society(a),(k)
03/08/2024	3.766%		660,000	682,822
08/01/2024	4.363%		100,000	105,239
Popular, Inc.
09/14/2023	6.125%		320,000	340,139
Santander UK Group Holdings PLC
01/10/2023	3.571%		200,000	200,599
Santander UK Group Holdings PLC(k)
11/15/2024	4.796%		90,000	96,225
03/15/2025	1.089%		300,000	297,498
Santander UK PLC(a)
Subordinated
11/07/2023	5.000%		115,000	123,082
Shinhan Financial Group Co., Ltd.(a),(k)
12/31/2049	2.875%		200,000	197,037
U.S. Bancorp
06/07/2024	0.850%	EUR	500,000	579,799
US Bancorp(k)
12/31/2049	3.700%		260,000	254,782
Wells Fargo & Co.
04/27/2022	3.250%	AUD	300,000	216,398
Wells Fargo & Co.(k)
02/11/2026	2.164%		290,000	295,754
06/02/2028	2.393%		160,000	162,238
Total				11,731,231
Building Materials 0.1%
Cemex SAB de CV(a)
07/11/2031	3.875%		200,000	194,637
St. Marys Cement, Inc.(a)
01/28/2027	5.750%		200,000	223,042
Standard Industries, Inc.(a)
01/15/2031	3.375%		60,000	55,296
Total				472,975

10	Multi-Manager Alternative Strategies Fund | First Quarter Report 2021

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, November 30, 2021 (Unaudited)
Corporate Bonds & Notes(j) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Cable and Satellite 1.0%
Cable One, Inc.(a)
11/15/2030	4.000%	325,000	314,219
CCO Holdings LLC/Capital Corp.(a)
05/01/2027	5.125%	300,000	309,052
06/01/2029	5.375%	123,000	130,227
03/01/2030	4.750%	210,000	215,339
08/15/2030	4.500%	265,000	267,252
02/01/2031	4.250%	35,000	34,536
06/01/2033	4.500%	115,000	113,325
Charter Communications Operating LLC/Capital
04/01/2031	2.800%	50,000	49,511
02/01/2032	2.300%	20,000	18,897
05/01/2047	5.375%	65,000	78,241
04/01/2048	5.750%	170,000	215,111
07/01/2049	5.125%	355,000	417,065
CSC Holdings LLC(a)
02/01/2028	5.375%	275,000	282,640
DIRECTV Holdings LLC/Financing Co., Inc.(a)
08/15/2027	5.875%	150,000	152,738
Intelsat Jackson Holdings SA(a),(m)
10/15/2024	0.000%	362,000	182,694
07/15/2025	0.000%	248,000	124,061
LCPR Senior Secured Financing DAC(a)
10/15/2027	6.750%	285,000	296,455
07/15/2029	5.125%	200,000	199,690
Radiate Holdco LLC/Finance, Inc.(a)
09/15/2026	4.500%	255,000	253,525
SES GLOBAL Americas Holdings GP(a)
03/25/2044	5.300%	375,000	434,088
Sirius XM Radio, Inc.(a)
07/01/2030	4.125%	20,000	19,541
Time Warner Cable LLC
09/01/2041	5.500%	125,000	153,251
Virgin Media Finance PLC(a)
07/15/2030	5.000%	200,000	193,986
Virgin Media Secured Finance PLC(a)
05/15/2029	5.500%	440,000	457,332
08/15/2030	4.500%	200,000	196,141
VTR Finance NV(a)
07/15/2028	6.375%	200,000	211,000
Total			5,319,917
Chemicals 0.2%
Braskem Idesa SAPI(a)
02/20/2032	6.990%	200,000	196,304
Braskem Netherlands Finance BV(a)
01/10/2028	4.500%	200,000	203,582
Corporate Bonds & Notes(j) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
EverArc Escrow Sarl(a)
10/30/2029	5.000%	190,000	185,338
SCIH Salt Holdings, Inc.(a)
05/01/2028	4.875%	210,000	199,358
Unifrax Escrow Issuer Corp.(a)
09/30/2029	7.500%	155,000	151,393
Total			935,975
Construction Machinery 0.2%
OT Merger Corp.(a)
10/15/2029	7.875%	240,000	230,920
United Rentals North America, Inc.
01/15/2028	4.875%	200,000	209,407
07/15/2030	4.000%	140,000	142,670
02/15/2031	3.875%	235,000	235,916
Total			818,913
Consumer Cyclical Services 0.1%
ANGI Group LLC(a)
08/15/2028	3.875%	135,000	128,382
Atento Luxco 1 SA(a)
02/10/2026	8.000%	106,000	109,950
Match Group, Inc.(a)
08/01/2030	4.125%	150,000	149,073
Prime Security Services Borrower LLC/Finance, Inc.(a)
08/31/2027	3.375%	20,000	18,923
TripAdvisor, Inc.(a)
07/15/2025	7.000%	160,000	167,749
Uber Technologies, Inc.(a)
11/01/2026	8.000%	135,000	143,822
Total			717,899
Consumer Products 0.1%
Natura Cosmeticos SA(a)
05/03/2028	4.125%	200,000	190,687
Newell, Inc.
04/01/2026	4.200%	35,000	37,503
Oriflame Investment Holding PLC(a)
05/04/2026	5.125%	200,000	188,865
Spectrum Brands, Inc.(a)
03/15/2031	3.875%	225,000	217,719
Total			634,774
Diversified Manufacturing 0.2%
GE Capital International Funding Co. Unlimited Co.
11/15/2035	4.418%	715,000	864,558
General Electric Co.
03/15/2032	6.750%	50,000	69,452

Multi-Manager Alternative Strategies Fund | First Quarter Report 2021	11

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, November 30, 2021 (Unaudited)
Corporate Bonds & Notes(j) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Johnson Controls International PLC/Tyco Fire & Security Finance SCA
09/15/2027	0.375%	EUR	100,000	112,641
Total				1,046,651
Electric 0.6%
AES Corp. (The)(a)
07/15/2030	3.950%		35,000	37,853
DPL, Inc.
07/01/2025	4.125%		270,000	281,249
Duke Energy Progress LLC
12/01/2044	4.150%		225,000	265,661
E.ON SE(a)
09/29/2027	0.375%	EUR	65,000	74,307
FirstEnergy Corp.
07/15/2027	3.900%		190,000	203,313
11/15/2031	7.375%		340,000	455,872
FirstEnergy Transmission LLC(a)
09/15/2028	2.866%		229,000	231,590
Inversiones Latin America Power Ltda(a)
06/15/2033	5.125%		200,000	193,950
ITC Holdings Corp.
11/15/2027	3.350%		150,000	160,732
Jersey Central Power & Light Co.(a)
04/01/2024	4.700%		330,000	352,014
NSTAR Electric Co.
05/15/2027	3.200%		520,000	558,044
Southern Co. (The)
07/01/2026	3.250%		184,000	194,754
Total				3,009,339
Environmental 0.0%
GFL Environmental, Inc.(a)
06/15/2029	4.750%		170,000	169,920
Finance Companies 0.2%
AerCap Ireland Capital DAC/Global Aviation Trust
07/21/2027	3.650%		30,000	31,813
01/23/2028	3.875%		75,000	80,057
01/30/2032	3.300%		310,000	312,124
Air Lease Corp.
03/01/2025	3.250%		160,000	166,670
Avolon Holdings Funding Ltd.(a)
05/15/2024	5.250%		20,000	21,506
07/01/2024	3.950%		45,000	47,258
02/15/2025	2.875%		195,000	199,575
11/18/2027	2.528%		179,000	174,154
Corporate Bonds & Notes(j) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Park Aerospace Holdings Ltd.(a)
03/15/2023	4.500%	45,000	46,644
02/15/2024	5.500%	63,000	67,977
Total			1,147,778
Food and Beverage 1.0%
Anheuser-Busch Companies LLC/InBev Worldwide, Inc.
02/01/2046	4.900%	200,000	253,983
Aramark Services, Inc.(a)
05/01/2025	6.375%	35,000	36,523
Becle SAB de CV(a)
10/14/2031	2.500%	205,000	202,115
JBS Finance Luxembourg Sarl(a)
01/15/2032	3.625%	200,000	199,036
JBS Investments II GmbH(a)
01/15/2026	7.000%	260,000	271,136
JBS USA LUX SA/Food Co./Finance, Inc.(a)
12/01/2031	3.750%	400,000	403,722
Kraft Heinz Foods Co.
06/01/2026	3.000%	135,000	140,285
05/15/2027	3.875%	70,000	75,646
03/01/2031	4.250%	305,000	348,576
07/15/2035	5.000%	55,000	67,666
01/26/2039	6.875%	265,000	389,800
10/01/2039	4.625%	235,000	274,318
06/01/2046	4.375%	205,000	237,445
Kraft Heinz Foods Co.(a)
08/01/2039	7.125%	35,000	52,734
MARB BondCo PLC(a)
01/29/2031	3.950%	200,000	188,946
NBM US Holdings, Inc.(a)
05/14/2026	7.000%	200,000	209,791
Pilgrim’s Pride Corp.(a)
09/30/2027	5.875%	150,000	157,500
04/15/2031	4.250%	150,000	157,178
Post Holdings, Inc.(a)
03/01/2027	5.750%	375,000	386,584
01/15/2028	5.625%	455,000	468,852
12/15/2029	5.500%	60,000	62,164
04/15/2030	4.625%	150,000	148,699
09/15/2031	4.500%	325,000	314,007
Total			5,046,706
Gaming 0.3%
Boyd Gaming Corp.(a)
06/15/2031	4.750%	340,000	338,509

12	Multi-Manager Alternative Strategies Fund | First Quarter Report 2021

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, November 30, 2021 (Unaudited)
Corporate Bonds & Notes(j) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
GLP Capital LP/Financing II, Inc.
06/01/2025	5.250%		130,000	143,304
04/15/2026	5.375%		245,000	271,582
06/01/2028	5.750%		80,000	92,377
01/15/2029	5.300%		130,000	148,274
MGM Growth Properties Operating Partnership LP/Finance Co-Issuer, Inc.
05/01/2024	5.625%		75,000	80,371
MGM Resorts International
10/15/2028	4.750%		20,000	20,391
Premier Entertainment Sub LLC/Finance Corp.(a)
09/01/2029	5.625%		75,000	74,913
09/01/2031	5.875%		110,000	110,342
VICI Properties LP/Note Co., Inc.(a)
12/01/2029	4.625%		85,000	90,461
08/15/2030	4.125%		190,000	198,551
Total				1,569,075
Health Care 1.3%
180 Medical, Inc.(a)
10/15/2029	3.875%		160,000	157,281
Baylor Scott & White Holdings
11/15/2026	2.650%		500,000	520,824
Becton Dickinson Euro Finance SARL
06/04/2026	1.208%	EUR	255,000	299,716
CommonSpirit Health
10/01/2030	2.782%		70,000	71,934
CVS Health Corp.
03/25/2048	5.050%		240,000	317,445
DH Europe Finance II SARL
03/18/2028	0.450%	EUR	335,000	378,742
Hackensack Meridian Health, Inc.
07/01/2057	4.500%		300,000	411,131
HCA, Inc.
03/15/2024	5.000%		84,000	90,609
02/01/2025	5.375%		430,000	469,449
09/15/2025	7.580%		125,000	147,278
12/01/2027	7.050%		115,000	141,750
06/15/2029	4.125%		403,000	443,689
09/01/2030	3.500%		839,000	873,259
06/15/2049	5.250%		230,000	296,469
ModivCare Escrow Issuer, Inc.(a)
10/01/2029	5.000%		150,000	149,387
Mozart Debt Merger Sub, Inc.(a)
04/01/2029	3.875%		437,000	431,564
10/01/2029	5.250%		310,000	309,817
New York and Presbyterian Hospital (The)
08/01/2036	3.563%		390,000	434,316
Option Care Health, Inc.(a)
10/31/2029	4.375%		160,000	159,183
Corporate Bonds & Notes(j) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Prime Healthcare Services, Inc.(a)
11/01/2025	7.250%		245,000	257,985
Providence Service Corp. (The)(a)
11/15/2025	5.875%		140,000	146,145
Rede D’or Finance SARL(a)
01/22/2030	4.500%		200,000	184,778
Tenet Healthcare Corp.
07/15/2024	4.625%		22,000	22,225
Thermo Fisher Scientific, Inc.
09/12/2024	0.750%	EUR	100,000	115,773
01/23/2026	1.400%	EUR	125,000	148,596
03/01/2028	0.500%	EUR	105,000	119,334
Total				7,098,679
Healthcare Insurance 0.4%
Centene Corp.
07/15/2028	2.450%		447,000	438,524
12/15/2029	4.625%		55,000	58,846
02/15/2030	3.375%		485,000	488,905
10/15/2030	3.000%		390,000	389,649
03/01/2031	2.500%		195,000	187,100
Molina Healthcare, Inc.(a)
06/15/2028	4.375%		200,000	203,200
11/15/2030	3.875%		225,000	226,097
Total				1,992,321
Healthcare REIT 0.0%
Ventas Realty LP
04/01/2027	3.850%		50,000	54,642
09/01/2031	2.500%		160,000	158,275
Total				212,917
Home Construction 0.0%
China Aoyuan Group, Ltd.(a)
02/08/2024	6.350%		200,000	50,051
Independent Energy 0.6%
Aker BP ASA(a)
01/15/2030	3.750%		210,000	222,556
Continental Resources, Inc.(a)
01/15/2031	5.750%		321,000	374,479
04/01/2032	2.875%		318,000	308,911
Encana Corp.
08/15/2034	6.500%		200,000	255,195
02/01/2038	6.500%		130,000	165,203
EQT Corp.(a)
05/15/2026	3.125%		40,000	40,059
05/15/2031	3.625%		365,000	372,336
EQT Corp.
10/01/2027	3.900%		69,000	72,006

Multi-Manager Alternative Strategies Fund | First Quarter Report 2021	13

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, November 30, 2021 (Unaudited)
Corporate Bonds & Notes(j) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Medco Oak Tree Pte Ltd.(a)
05/14/2026	7.375%		240,000	244,770
Occidental Petroleum Corp.
04/15/2026	3.400%		150,000	148,756
09/01/2030	6.625%		315,000	377,831
01/01/2031	6.125%		170,000	198,389
05/01/2031	7.500%		75,000	94,590
Occidental Petroleum Corp.(l)
10/10/2036	0.000%		285,000	156,550
Petrorio Luxembourg Sarl(a)
06/09/2026	6.125%		200,000	196,615
Southwestern Energy Co.(k)
01/23/2025	6.450%		14,000	15,227
Total				3,243,473
Integrated Energy 0.2%
Cenovus Energy, Inc.
02/07/2028	3.500%	CAD	115,000	93,267
06/15/2037	5.250%		85,000	100,731
11/15/2039	6.750%		428,000	576,868
06/15/2047	5.400%		175,000	215,730
Exxon Mobil Corp.
03/19/2050	4.327%		175,000	218,296
Total				1,204,892
Leisure 0.1%
Carnival Corp.(a)
03/01/2027	5.750%		255,000	248,870
Cinemark USA, Inc.(a)
07/15/2028	5.250%		160,000	150,990
Royal Caribbean Cruises Ltd.(a)
07/01/2026	4.250%		155,000	146,459
04/01/2028	5.500%		270,000	262,996
Total				809,315
Life Insurance 0.1%
Athene Global Funding(a)
08/19/2028	1.985%		395,000	382,727
Lodging 0.2%
Hilton Domestic Operating Co., Inc.
01/15/2030	4.875%		61,000	64,403
Hilton Domestic Operating Co., Inc.(a)
02/15/2032	3.625%		105,000	101,960
Hilton Grand Vacations Borrower Escrow LLC(a)
06/01/2029	5.000%		130,000	129,228
Hyatt Hotels Corp.
04/23/2030	5.750%		166,000	199,620
Corporate Bonds & Notes(j) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Travel + Leisure Co.(a)
12/01/2029	4.500%	290,000	283,044
Wyndham Hotels & Resorts, Inc.(a)
08/15/2028	4.375%	135,000	136,373
Total			914,628
Media and Entertainment 0.5%
Diamond Sports Group LLC/Finance Co.(a)
08/15/2026	5.375%	293,000	129,618
08/15/2027	6.625%	315,000	66,310
Gray Escrow II, Inc.(a)
11/15/2031	5.375%	75,000	75,254
Lions Gate Capital Holdings LLC(a)
04/15/2029	5.500%	220,000	222,955
National CineMedia LLC(a)
04/15/2028	5.875%	176,000	157,217
Netflix, Inc.
11/15/2026	4.375%	210,000	231,556
04/15/2028	4.875%	110,000	124,683
Netflix, Inc.(a)
11/15/2029	5.375%	230,000	272,242
News Corp.(a)
05/15/2029	3.875%	370,000	364,267
Scripps Escrow II, Inc.(a)
01/15/2031	5.375%	140,000	140,703
Sinclair Television Group, Inc.(a)
12/01/2030	4.125%	150,000	135,777
Townsquare Media, Inc.(a)
02/01/2026	6.875%	115,000	120,426
WMG Acquisition Corp(a)
02/15/2031	3.000%	410,000	386,757
WMG Acquisition Corp.(a)
12/01/2029	3.750%	75,000	74,437
Total			2,502,202
Metals and Mining 0.5%
ArcelorMittal(k)
03/01/2041	6.750%	100,000	135,837
ArcelorMittal SA
03/11/2026	4.550%	20,000	21,846
Cleveland-Cliffs, Inc.(a)
03/01/2029	4.625%	320,000	322,462
03/01/2031	4.875%	170,000	171,456
FMG Resources August 2006 Pty Ltd.(a)
04/01/2031	4.375%	1,065,000	1,079,694

14	Multi-Manager Alternative Strategies Fund | First Quarter Report 2021

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, November 30, 2021 (Unaudited)
Corporate Bonds & Notes(j) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Freeport-McMoRan, Inc.
08/01/2030	4.625%	160,000	168,995
03/15/2043	5.450%	450,000	554,935
Total			2,455,225
Midstream 0.8%
Cheniere Energy Partners LP
10/01/2029	4.500%	85,000	89,375
Cheniere Energy Partners LP(a)
03/01/2031	4.000%	260,000	267,322
Enbridge, Inc.
11/15/2029	3.125%	250,000	261,691
Energy Transfer LP(k)
12/31/2049	6.625%	336,000	313,786
Energy Transfer Operating LP
06/01/2027	5.500%	90,000	103,128
06/15/2028	4.950%	92,000	103,963
05/15/2050	5.000%	12,000	13,765
Energy Transfer Partners LP
03/15/2045	5.150%	245,000	280,363
EQM Midstream Partners LP(a)
01/15/2031	4.750%	135,000	136,369
Galaxy Pipeline Assets Bidco Ltd.(a)
03/31/2034	2.160%	200,000	194,577
Global Partners LP/Finance Corp.
01/15/2029	6.875%	150,000	153,740
Kinder Morgan, Inc.
02/15/2031	2.000%	180,000	169,818
NGL Energy Operating LLC/Finance Corp.(a)
02/01/2026	7.500%	125,000	124,252
Rockies Express Pipeline LLC(a)
07/15/2029	4.950%	100,000	103,936
05/15/2030	4.800%	100,000	104,117
04/15/2040	6.875%	100,000	112,554
Sunoco LP/Finance Corp.
05/15/2029	4.500%	225,000	222,123
Sunoco LP/Finance Corp.(a)
04/30/2030	4.500%	47,000	46,507
Texas Eastern Transmission LP(a)
10/15/2022	2.800%	250,000	253,001
TransCanada PipeLines Ltd.
04/15/2030	4.100%	320,000	355,853
Transcontinental Gas Pipe Line Co. LLC
05/15/2030	3.250%	30,000	31,582
TransMontaigne Partners LP/TLP Finance Corp.
02/15/2026	6.125%	139,000	135,505
Venture Global Calcasieu Pass LLC(a)
08/15/2029	3.875%	225,000	226,310
Corporate Bonds & Notes(j) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Western Midstream Operating LP(k)
02/01/2030	5.300%		225,000	242,323
Williams Companies, Inc. (The)
11/15/2030	3.500%		30,000	31,908
Total				4,077,868
Natural Gas 0.0%
Engie SA(a)
06/21/2027	0.375%	EUR	100,000	114,044
Office REIT 0.1%
Hudson Pacific Properties LP
11/01/2027	3.950%		160,000	172,939
SL Green Operating Partnership LP
10/15/2022	3.250%		260,000	264,379
Total				437,318
Oil Field Services 0.1%
Archrock Partners LP/Finance Corp.(a)
04/01/2028	6.250%		75,000	76,660
Transocean Pontus Ltd.(a)
08/01/2025	6.125%		34,840	34,454
Transocean Poseidon Ltd.(a)
02/01/2027	6.875%		175,000	166,060
Transocean Proteus Ltd.(a)
12/01/2024	6.250%		55,000	54,457
USA Compression Partners LP/Finance Corp.
09/01/2027	6.875%		19,000	19,513
Total				351,144
Other Financial Institutions 0.1%
Mexico Remittances Funding Fiduciary Estate Management Sarl(a)
01/15/2028	4.875%		200,000	187,061
Simpar Finance Sarl(a)
02/12/2028	10.750%	BRL	640,000	91,779
Sunac China Holdings, Ltd.(a)
01/10/2025	6.500%		200,000	137,300
Swiss Insured Brazil Power Finance SARL(a)
07/16/2032	9.850%	BRL	1,847,600	308,106
Total				724,246
Other Industry 0.1%
Adtalem Global Education, Inc.(a)
03/01/2028	5.500%		160,000	154,324
AECOM
03/15/2027	5.125%		380,000	408,348
Total				562,672

Multi-Manager Alternative Strategies Fund | First Quarter Report 2021	15

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, November 30, 2021 (Unaudited)
Corporate Bonds & Notes(j) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Other REIT 0.3%
American Campus Communities Operating Partnership LP
04/15/2023	3.750%	500,000	515,920
CyrusOne LP/Finance Corp.
11/15/2024	2.900%	155,000	160,700
11/15/2029	3.450%	465,000	496,247
Host Hotels & Resorts LP
12/15/2029	3.375%	65,000	66,641
09/15/2030	3.500%	65,000	66,691
Lexington Realty Trust
09/15/2030	2.700%	135,000	135,760
Total			1,441,959
Packaging 0.5%
Ardagh Metal Packaging Finance USA LLC/PLC(a)
09/01/2028	3.250%	220,000	213,039
09/01/2029	4.000%	235,000	228,153
Ardagh Packaging Finance PLC/Holdings USA, Inc.(a)
08/15/2027	5.250%	235,000	230,981
Ball Corp.
07/01/2025	5.250%	255,000	280,445
03/15/2026	4.875%	345,000	375,577
08/15/2030	2.875%	200,000	190,273
Berry Global Escrow Corp.(a)
07/15/2026	4.875%	51,000	52,979
07/15/2027	5.625%	215,000	222,697
Crown Americas LLC/Capital Corp. V
09/30/2026	4.250%	25,000	26,381
Crown Cork & Seal Co., Inc.
12/15/2026	7.375%	175,000	210,294
Reynolds Group Issuer, Inc./LLC(a)
10/15/2027	4.000%	280,000	268,957
Sealed Air Corp.(a)
09/15/2025	5.500%	357,000	390,584
Total			2,690,360
Paper 0.0%
Graphic Packaging International LLC(a)
07/15/2027	4.750%	75,000	80,517
Graphic Packaging International, Inc.
11/15/2022	4.875%	150,000	153,543
Total			234,060
Pharmaceuticals 0.4%
AbbVie, Inc.
03/15/2035	4.550%	110,000	131,255
05/14/2035	4.500%	200,000	237,373
05/14/2046	4.450%	73,000	88,654
Corporate Bonds & Notes(j) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Allergan Funding SCS
06/01/2024	1.250%	EUR	100,000	114,385
11/15/2028	2.625%	EUR	100,000	123,961
Bausch Health Companies, Inc.(a)
02/15/2031	5.250%		175,000	150,396
Bayer US Finance II LLC(a)
12/15/2025	4.250%		115,000	125,314
12/15/2028	4.375%		280,000	315,283
06/25/2038	4.625%		370,000	441,477
Endo Dac/Finance LLC/Finco, Inc.(a)
06/30/2028	6.000%		205,000	154,104
Endo Luxembourg Finance Co I Sarl/US, Inc.(a)
04/01/2029	6.125%		150,000	146,839
Total				2,029,041
Property & Casualty 0.3%
Acrisure LLC/Finance, Inc.(a)
02/15/2029	4.250%		150,000	140,638
Aon Corp.
05/15/2030	2.800%		230,000	236,193
Berkshire Hathaway Finance Corp.
06/19/2039	2.375%	GBP	125,000	178,771
Berkshire Hathaway, Inc.(l)
03/12/2025	0.000%	EUR	215,000	243,880
Chubb INA Holdings, Inc.
12/15/2024	0.300%	EUR	180,000	205,662
Farmers Exchange Capital III(a),(k)
Subordinated
10/15/2054	5.454%		300,000	364,622
Nationwide Mutual Insurance Co.(a),(b)
Subordinated
3-month USD LIBOR + 2.290% 12/15/2024	2.406%		450,000	449,709
Total				1,819,475
Refining 0.1%
FS Luxembourg Sarl(a)
12/15/2025	10.000%		200,000	218,240
MC Brazil Downstream Trading SARL(a)
06/30/2031	7.250%		220,000	211,398
Total				429,638
Restaurants 0.5%
1011778 BC ULC/New Red Finance, Inc.(a)
01/15/2028	3.875%		100,000	98,651
02/15/2029	3.500%		255,000	245,078
10/15/2030	4.000%		560,000	535,545
Bloomin’ Brands Inc./OSI Restaurant Partners LLC(a)
04/15/2029	5.125%		160,000	157,425

16	Multi-Manager Alternative Strategies Fund | First Quarter Report 2021

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, November 30, 2021 (Unaudited)
Corporate Bonds & Notes(j) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Yum! Brands, Inc.(a)
01/15/2030	4.750%		455,000	480,378
Yum! Brands, Inc.
03/15/2031	3.625%		390,000	378,615
01/31/2032	4.625%		570,000	583,210
Total				2,478,902
Retailers 0.1%
Magic MergeCo, Inc.(a)
05/01/2029	7.875%		200,000	198,544
MercadoLibre, Inc.
01/14/2026	2.375%		200,000	191,423
Total				389,967
Supranational 0.3%
European Financial Stability Facility(a)
05/23/2023	1.875%	EUR	66,000	77,608
European Investment Bank(a)
05/12/2022	1.500%	NOK	3,010,000	333,719
European Investment Bank(a),(b)
SONIA + 0.350% 06/29/2023	0.396%	GBP	115,000	153,638
International Bank for Reconstruction & Development
01/25/2022	3.375%	NZD	385,000	263,704
01/16/2025	1.900%	CAD	295,000	234,056
11/30/2026	2.875%	NZD	170,000	116,711
International Finance Corp.
09/10/2025	0.375%	NZD	270,000	169,395
Nordic Investment Bank
04/10/2024	1.875%	NOK	980,000	109,691
Total				1,458,522
Technology 0.8%
Apple, Inc.
05/24/2025	0.875%	EUR	300,000	350,634
Camelot Finance SA(a)
11/01/2026	4.500%		80,000	82,994
CDW LLC/Finance Corp.
04/01/2028	4.250%		35,000	36,052
CoStar Group, Inc.(a)
07/15/2030	2.800%		115,000	116,555
Dell International LLC/EMC Corp.
07/15/2046	8.350%		115,000	192,877
Fidelity National Information Services, Inc.
05/21/2027	1.500%	EUR	205,000	243,340
12/03/2028	1.000%	EUR	100,000	115,542
Fiserv, Inc.
07/01/2027	1.125%	EUR	100,000	117,249
Corporate Bonds & Notes(j) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Gartner, Inc.(a)
10/01/2030	3.750%		240,000	239,484
Global Payments, Inc.
11/15/2024	1.500%		240,000	239,659
IHS Markit Ltd.(a)
11/01/2022	5.000%		165,000	169,546
IHS Markit Ltd.
08/01/2028	4.750%		245,000	284,399
Intel Corp.
08/12/2051	3.050%		138,000	143,005
J2 Global, Inc.(a)
10/15/2030	4.625%		61,000	61,435
MSCI, Inc.(a)
09/01/2030	3.625%		330,000	334,521
02/15/2031	3.875%		160,000	164,593
11/01/2031	3.625%		160,000	162,734
08/15/2033	3.250%		90,000	89,803
Oracle Corp.
04/01/2027	2.800%		100,000	103,605
03/25/2031	2.875%		60,000	61,430
03/25/2051	3.950%		261,000	280,917
SK Hynix, Inc.(a)
01/19/2026	1.500%		200,000	196,644
Square, Inc.(a)
06/01/2031	3.500%		70,000	71,032
Tencent Holdings Ltd.(a)
04/22/2041	3.680%		200,000	210,369
Twilio, Inc.
03/15/2029	3.625%		105,000	105,568
03/15/2031	3.875%		140,000	138,935
Total				4,312,922
Tobacco 0.1%
BAT Capital Corp.
08/15/2047	4.540%		100,000	104,880
Reynolds American, Inc.
08/15/2045	5.850%		510,000	620,672
Total				725,552
Transportation Services 0.0%
Hertz Corp (The)(a)
12/01/2029	5.000%		155,000	151,902
Wireless 1.1%
American Tower Corp.
05/22/2026	1.950%	EUR	100,000	120,524
01/15/2028	0.500%	EUR	100,000	111,410
Cellnex Telecom SA
06/26/2029	1.875%	EUR	100,000	113,046

Multi-Manager Alternative Strategies Fund | First Quarter Report 2021	17

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, November 30, 2021 (Unaudited)
Corporate Bonds & Notes(j) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Crown Castle International Corp.
01/15/2031	2.250%		65,000	62,990
Kenbourne Invest SA(a)
01/22/2028	4.700%		200,000	195,083
Millicom International Cellular SA(a)
04/27/2031	4.500%		200,000	199,398
SBA Communications Corp.
02/15/2027	3.875%		490,000	502,045
SBA Communications Corp.(a)
02/01/2029	3.125%		205,000	194,696
Sprint Capital Corp.
03/15/2032	8.750%		225,000	332,786
Sprint Corp.
09/15/2023	7.875%		193,000	212,367
06/15/2024	7.125%		35,000	39,153
Sprint Spectrum Co. I/II/III LLC(a)
03/20/2025	4.738%		708,750	742,740
03/20/2028	5.152%		125,000	140,261
T-Mobile USA, Inc.
04/15/2026	2.625%		304,000	304,203
04/15/2027	3.750%		135,000	145,161
02/01/2028	4.750%		153,000	160,012
02/15/2029	2.625%		90,000	86,872
04/15/2029	3.375%		105,000	105,566
04/15/2030	3.875%		168,000	182,573
02/15/2031	2.875%		125,000	121,256
04/15/2031	3.500%		75,000	76,363
11/15/2031	2.250%		230,000	220,999
04/15/2040	4.375%		175,000	198,895
T-Mobile USA, Inc.(a)
04/15/2031	3.500%		100,000	101,523
Vmed O2 UK Financing I PLC(a)
01/31/2031	3.250%	EUR	160,000	180,878
01/31/2031	4.250%		585,000	560,085
Vodafone Group PLC
05/30/2048	5.250%		230,000	299,149
06/19/2049	4.875%		20,000	25,114
Total				5,735,148
Wirelines 0.7%
AT&T, Inc.
12/01/2033	2.550%		340,000	328,894
05/15/2035	4.500%		35,000	40,306
03/01/2037	5.250%		45,000	55,729
05/15/2046	4.750%		40,000	48,649
12/01/2057	3.800%		727,000	759,594
C&W Senior Financing DAC(a)
09/15/2027	6.875%		200,000	209,288
Cincinnati Bell, Inc.(a)
07/15/2024	7.000%		1,211,000	1,232,192
Corporate Bonds & Notes(j) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Front Range BidCo, Inc.(a)
03/01/2027	4.000%		160,000	152,484
Frontier Communications Corp.(a)
05/01/2028	5.000%		200,000	200,949
GCI LLC(a)
10/15/2028	4.750%		80,000	81,854
Level 3 Financing, Inc.
05/01/2025	5.375%		95,000	96,974
Level 3 Financing, Inc.(a)
09/15/2027	4.625%		275,000	279,934
Qwest Corp.
12/01/2021	6.750%		90,000	90,013
Total Play Telecomunicaciones SA de CV(a)
11/12/2025	7.500%		210,000	217,580
Verizon Communications, Inc.
03/22/2028	2.100%		75,000	74,975
Total				3,869,415
Total Corporate Bonds & Notes (Cost $94,399,856)				95,558,433

Foreign Government Obligations(j),(n) 5.5%

Australia 0.2%
Australia Government Bond(a)
11/21/2024	0.250%	AUD	495,000	346,225
09/21/2026	0.500%	AUD	170,000	116,634
New South Wales Treasury Corp.(a)
02/08/2024	1.000%	AUD	525,000	375,109
New South Wales Treasury Corp.
03/20/2025	1.250%	AUD	165,000	117,872
Queensland Treasury Corp.(a)
07/21/2023	4.250%	AUD	275,000	207,672
Total				1,163,512
Austria 0.0%
Republic of Austria Government Bond(a)
02/20/2029	0.500%	EUR	145,000	173,689
Brazil 0.2%
Brazil Notas do Tesouro Nacional Series F
01/01/2023	10.000%	BRL	1,560,000	283,808
01/01/2025	10.000%	BRL	3,050,000	545,332
Brazilian Government International Bond
06/12/2030	3.875%		400,000	375,741
Total				1,204,881

18	Multi-Manager Alternative Strategies Fund | First Quarter Report 2021

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, November 30, 2021 (Unaudited)
Foreign Government Obligations(j),(n) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Canada 0.6%
Canada Housing Trust No. 1(a)
12/15/2025	1.950%	CAD	465,000	369,452
06/15/2026	1.250%	CAD	405,000	311,617
Canadian Government Bond
09/01/2024	1.500%	CAD	135,000	106,679
Province of Alberta
12/01/2023	3.400%	CAD	120,000	98,097
Province of Ontario
06/02/2028	2.900%	CAD	245,000	203,515
12/02/2030	1.350%	CAD	1,490,000	1,092,375
06/02/2045	3.450%	CAD	215,000	190,512
Province of Quebec
09/01/2023	3.000%	CAD	325,000	263,023
Province of Quebec(a)
12/15/2023	1.500%	GBP	105,000	141,720
04/07/2025	0.200%	EUR	180,000	207,058
Total				2,984,048
Colombia 0.3%
Colombia Government International Bond
01/28/2026	4.500%		400,000	418,231
08/26/2026	7.500%	COP	860,000,000	215,136
01/30/2030	3.000%		200,000	181,685
04/22/2032	3.250%		215,000	191,992
Colombian TES
07/24/2024	10.000%	COP	1,090,300,000	295,177
11/26/2025	6.250%	COP	840,000,000	203,546
Ecopetrol SA
06/26/2026	5.375%		50,000	52,453
04/29/2030	6.875%		110,000	122,118
11/02/2031	4.625%		105,000	100,405
05/28/2045	5.875%		55,000	50,870
Total				1,831,613
Dominican Republic 0.1%
Dominican Republic International Bond(a)
01/30/2030	4.500%		350,000	348,234
Greece 0.2%
Hellenic Republic Government Bond(a)
04/22/2027	2.000%	EUR	236,000	289,059
06/18/2030	1.500%	EUR	215,000	251,131
01/30/2042	4.200%	EUR	150,000	260,095
Total				800,285
India 0.1%
India Government Bond
04/08/2026	7.270%	INR	3,500,000	49,375
07/12/2031	6.100%	INR	7,990,000	104,584
Foreign Government Obligations(j),(n) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Indian Railway Finance Corp., Ltd.(a)
02/13/2030	3.249%		200,000	203,057
NTPC Ltd.(a)
05/03/2022	7.250%	INR	20,000,000	267,979
Total				624,995
Indonesia 0.8%
Indonesia Government International Bond(a)
06/14/2023	2.625%	EUR	225,000	264,629
07/18/2024	2.150%	EUR	200,000	237,222
Indonesia Government International Bond
10/15/2030	3.850%		200,000	222,802
03/12/2033	1.100%	EUR	100,000	109,013
03/12/2051	3.050%		200,000	193,789
Indonesia Treasury Bond
06/15/2025	6.500%	IDR	7,027,000,000	518,703
09/15/2026	8.375%	IDR	3,564,000,000	282,409
05/15/2027	7.000%	IDR	2,047,000,000	153,587
05/15/2028	6.125%	IDR	773,000,000	55,073
03/15/2029	9.000%	IDR	1,012,000,000	82,523
05/15/2029	8.250%	IDR	1,034,000,000	81,394
09/15/2030	7.000%	IDR	4,827,000,000	354,126
05/15/2031	8.750%	IDR	2,700,000,000	219,790
08/15/2032	7.500%	IDR	340,000,000	25,422
05/15/2033	6.625%	IDR	509,000,000	35,741
06/15/2035	7.500%	IDR	1,095,000,000	81,228
05/15/2038	7.500%	IDR	1,751,000,000	128,725
Perusahaan Penerbit SBSN Indonesia III(a)
03/29/2027	4.150%		270,000	299,384
PT Indonesia Asahan Aluminium Persero(a)
05/15/2025	4.750%		220,000	234,280
11/15/2028	6.530%		200,000	239,093
PT Pertamina Persero(a)
08/25/2030	3.100%		200,000	202,400
PT Perusahaan Listrik Negara(a)
05/15/2027	4.125%		80,000	85,233
Total				4,106,566
Ireland 0.1%
Ireland Government Bond(a)
03/18/2024	3.400%	EUR	105,000	130,334
05/15/2029	1.100%	EUR	200,000	247,202
Total				377,536
Israel 0.0%
Israel Electric Corp., Ltd.(a)
06/21/2023	6.875%		200,000	217,006
Italy 0.1%
Italy Buoni Poliennali Del Tesoro(a)
07/01/2025	1.850%	EUR	345,000	417,362

Multi-Manager Alternative Strategies Fund | First Quarter Report 2021	19

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, November 30, 2021 (Unaudited)
Foreign Government Obligations(j),(n) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Republic of Italy Government International Bond
02/17/2026	1.250%		200,000	195,556
Total				612,918
Japan 0.2%
Japan Government 5-Year Bond
06/20/2025	0.100%	JPY	100,600,000	897,010
Kazakhstan 0.1%
KazMunayGas National Co. JSC(a)
04/24/2030	5.375%		215,000	247,168
04/14/2033	3.500%		200,000	203,913
Total				451,081
Malaysia 0.2%
Malaysia Government Bond
09/30/2024	4.059%	MYR	975,000	239,204
03/14/2025	3.882%	MYR	545,000	133,843
11/30/2026	3.900%	MYR	405,000	99,581
11/16/2027	3.899%	MYR	650,000	159,287
06/15/2028	3.733%	MYR	375,000	90,770
04/15/2033	3.844%	MYR	1,223,000	291,326
07/05/2034	3.828%	MYR	400,000	94,313
Petronas Capital Ltd.(a)
01/28/2032	2.480%		200,000	200,668
Total				1,308,992
Mauritius 0.0%
Greenko Solar Mauritius Ltd.(a)
01/29/2025	5.550%		200,000	202,396
Mexico 0.4%
Mexican Bonos
03/09/2023	6.750%	MXN	4,890,000	229,310
03/05/2026	5.750%	MXN	5,420,000	239,373
06/03/2027	7.500%	MXN	9,500,000	447,044
Mexico Government International Bond
05/24/2031	2.659%		250,000	241,391
05/29/2031	7.750%	MXN	5,670,000	269,266
04/27/2032	4.750%		225,000	251,829
Petroleos Mexicanos
06/15/2035	6.625%		115,000	105,959
09/21/2047	6.750%		100,000	82,018
01/23/2050	7.690%		145,000	130,734
01/28/2060	6.950%		70,000	57,515
Total				2,054,439
Netherlands 0.1%
Bank Nederlandse Gemeenten NV(a)
06/07/2024	0.250%	EUR	85,000	97,974
Greenko Dutch BV(a)
03/29/2026	3.850%		197,000	199,423
Foreign Government Obligations(j),(n) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Petrobras Global Finance BV
03/19/2049	6.900%		235,000	242,660
Total				540,057
New Zealand 0.0%
New Zealand Government Bond(a)
04/15/2023	5.500%	NZD	75,000	53,987
New Zealand Government Bond
05/15/2024	0.500%	NZD	230,000	152,040
Total				206,027
Norway 0.2%
Nordea Eiendomskreditt AS(b)
3-month NIBOR + 0.300% 06/21/2023	0.820%	NOK	2,000,000	222,047
3-month NIBOR + 0.340% 06/19/2024	0.840%	NOK	2,000,000	222,480
Norway Government Bond(a)
05/24/2023	2.000%	NOK	5,545,000	621,733
02/19/2026	1.500%	NOK	1,805,000	200,922
Total				1,267,182
Oman 0.0%
Oman Government International Bond(a)
01/17/2028	5.625%		200,000	205,480
Panama 0.1%
Panama Government International Bond
01/23/2030	3.160%		200,000	204,575
09/29/2032	2.252%		200,000	186,514
Total				391,089
Paraguay 0.0%
Paraguay Government International Bond(a)
03/27/2027	4.700%		200,000	217,993
Peru 0.1%
Peruvian Government International Bond
08/25/2027	4.125%		100,000	109,481
06/20/2030	2.844%		165,000	166,395
Total				275,876
Philippines 0.1%
Philippine Government International Bond
05/17/2027	0.875%	EUR	305,000	349,863

20	Multi-Manager Alternative Strategies Fund | First Quarter Report 2021

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, November 30, 2021 (Unaudited)
Foreign Government Obligations(j),(n) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Portugal 0.2%
Portugal Obrigacoes do Tesouro OT(a)
10/15/2025	2.875%	EUR	125,000	160,608
10/15/2027	0.700%	EUR	90,000	107,414
10/18/2030	0.475%	EUR	470,000	547,557
Total				815,579
Qatar 0.2%
Qatar Government International Bond(a)
03/14/2029	4.000%		225,000	253,148
04/16/2030	3.750%		450,000	501,977
Qatar Petroleum(a)
07/12/2031	2.250%		200,000	196,622
QNB Finance Ltd.(a)
03/28/2024	3.500%		200,000	209,823
Total				1,161,570
Saudi Arabia 0.2%
Saudi Arabian Oil Co.(a)
04/16/2029	3.500%		245,000	260,690
04/16/2049	4.375%		200,000	228,932
Saudi Government International Bond(a)
10/26/2026	3.250%		200,000	213,196
03/04/2028	3.625%		200,000	217,549
Total				920,367
Singapore 0.1%
Singapore Government Bond
04/01/2022	1.750%	SGD	550,000	404,719
06/01/2025	2.375%	SGD	165,000	126,121
Total				530,840
South Africa 0.1%
Republic of South Africa Government International Bond
09/30/2029	4.850%		300,000	302,187
Spain 0.1%
Spain Government Bond(a)
07/30/2024	0.250%	EUR	180,000	208,261
07/30/2027	0.800%	EUR	175,000	208,686
Total				416,947
Sweden 0.1%
Sweden Government International Bond(a)
04/24/2023	0.125%	EUR	380,000	435,143
Turkey 0.0%
Turkey Government International Bond
03/23/2023	3.250%		240,000	235,940
Foreign Government Obligations(j),(n) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
United Arab Emirates 0.2%
Abu Dhabi Government International Bond(a)
04/16/2030	3.125%		200,000	215,878
03/02/2031	1.700%		205,000	197,774
04/16/2050	3.875%		200,000	232,335
DP World Crescent Ltd.(a)
09/26/2028	4.848%		200,000	224,293
Total				870,280
United Kingdom 0.1%
United Kingdom Gilt(a)
07/22/2022	0.500%	GBP	290,000	386,784
Uruguay 0.0%
Uruguay Government International Bond
01/23/2031	4.375%		125,000	143,547
Total Foreign Government Obligations (Cost $29,684,731)				29,031,952

Inflation-Indexed Bonds 0.0%

United States 0.0%
U.S. Treasury Inflation-Indexed Bond
01/15/2030	0.125%		101,287	112,834
Total Inflation-Indexed Bonds (Cost $106,769)				112,834

Municipal Bonds 0.2%
Issue Description	Coupon Rate		Principal Amount ($)	Value ($)
Airport 0.0%
County of Miami-Dade Aviation
Refunding Revenue Bonds
Taxable
Series 2020B
10/01/2035	2.857%		85,000	86,943
Sales Tax 0.1%
Santa Clara Valley Transportation Authority
Revenue Bonds
Series 2010 (BAM)
04/01/2032	5.876%		250,000	310,073
Transportation 0.1%
Metropolitan Transportation Authority
Revenue Bonds
Series 2010 (BAM)
11/15/2031	6.548%		250,000	318,393

Multi-Manager Alternative Strategies Fund | First Quarter Report 2021	21

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, November 30, 2021 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Water & Sewer 0.0%
Los Angeles Department of Water & Power Water System
Revenue Bonds
Taxable
Series 2009 (BAM)
07/01/2039	6.008%	175,000	234,540
Total Municipal Bonds (Cost $917,224)			949,949

Preferred Debt 0.1%
Issuer	Coupon Rate	Shares	Value ($)
Banking 0.1%
Wells Fargo & Co.(k)
12/31/2049	5.850%	11,985	313,767
Total Preferred Debt (Cost $321,963)			313,767

Preferred Stocks 0.1%
Issuer		Shares	Value ($)
Financials 0.1%
Banks 0.1%
U.S. Bancorp(k)	3.500%	265	245,191
Valley National Bancorp(k)	5.500%	6,350	160,401
Total			405,592
Capital Markets 0.0%
Stifel Financial Corp.	4.500%	7,350	180,590
Total Financials			586,182
Total Preferred Stocks (Cost $596,195)			586,182

Residential Mortgage-Backed Securities - Agency 3.0%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Home Loan Mortgage Corp.(b)
CMO Series 204919 Class FP
1-month USD LIBOR + 0.450% Floor 0.450%, Cap 6.500% 09/25/2049	0.542%	200,599	202,531
Federal National Mortgage Association(b)
CMO Series 2012-56 Class FK
1-month USD LIBOR + 0.450% Floor 0.450%, Cap 6.500% 06/25/2042	0.542%	118,774	120,045
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2013-5 Class GF
1-month USD LIBOR + 1.100% Floor 1.100%, Cap 5.000% 10/25/2042	1.192%	315,754	318,798
CMO Series 2019-33 Class FN
1-month USD LIBOR + 0.400% Floor 0.400%, Cap 6.500% 07/25/2049	0.492%	224,128	226,181
Government National Mortgage Association(d)
CMO Series 2017-136 Class IO
09/20/2047	5.000%	856,094	137,989
CMO Series 2018-63 Class IO
09/20/2047	4.000%	1,074,524	136,874
Government National Mortgage Association(b)
CMO Series 2019-86 Class FE
1-month USD LIBOR + 0.400% Floor 0.400%, Cap 6.500% 07/20/2049	0.491%	239,770	242,523
Government National Mortgage Association(c)
CMO Series 2020-133 Class FA
02/20/2049	0.486%	167,900	162,121
Uniform Mortgage-Backed Security TBA(o)
01/14/2051	2.000%	6,400,000	6,391,500
01/13/2052	2.500%	7,875,000	8,052,803
Total Residential Mortgage-Backed Securities - Agency (Cost $16,216,757)			15,991,365

Residential Mortgage-Backed Securities - Non-Agency 6.5%

ABFC Trust(b)
CMO Series 2007-WMC1 Class A1A
1-month USD LIBOR + 1.250% Floor 1.250% 06/25/2037	1.342%	725,326	647,852
Adjustable Rate Mortgage Trust(b)
CMO Series 2005-9 Class 5A3
1-month USD LIBOR + 0.640% Floor 0.640%, Cap 11.000% 11/25/2035	0.732%	199,507	201,637
Alternative Loan Trust(c)
CMO Series 2005-43 Class 1A
10/25/2035	2.811%	228,092	224,960
Alternative Loan Trust(b)
CMO Series 2007-OH3 Class A1B
1-month USD LIBOR + 0.220% Floor 0.220%, Cap 10.000% 09/25/2047	0.312%	534,974	508,736
American Home Mortgage Investment Trust(b)
CMO Series 2005-1 Class 6A
6-month USD LIBOR + 2.000% Floor 2.000% 06/25/2045	2.246%	184,062	188,443

22	Multi-Manager Alternative Strategies Fund | First Quarter Report 2021

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, November 30, 2021 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Arroyo Mortgage Trust(a),(c)
CMO Series 2019-1 Class A1
01/25/2049	3.805%	102,840	103,497
Banc of America Funding Trust(b)
CMO Series 2005-B Class 3M1
1-month USD LIBOR + 0.675% Floor 0.675%, Cap 11.000% 04/20/2035	0.766%	357,614	358,115
CMO Series 2006-G Class 2A1
1-month USD LIBOR + 0.220% Floor 0.220%, Cap 10.500% 07/20/2036	0.531%	868	868
Banc of America Funding Trust(a),(c)
CMO Series 2016-R1 Class A1
03/25/2040	2.500%	18,627	18,603
Subordinated CMO Series 2014-R6 Class 2A13
07/26/2036	0.349%	854,098	840,570
Bear Stearns Alt-A Trust(b)
CMO Series 2004-6 Class M1
1-month USD LIBOR + 0.825% Floor 0.825%, Cap 11.500% 07/25/2034	0.917%	573,157	583,343
Bear Stearns Mortgage Funding Trust(b)
CMO Series 2006-AR3 Class 1A1
1-month USD LIBOR + 0.180% Floor 0.180%, Cap 10.500% 10/25/2036	0.272%	348,702	333,199
CMO Series 2006-AR4 Class A1
1-month USD LIBOR + 0.210% Floor 0.210%, Cap 10.500% 12/25/2036	0.302%	500,506	484,407
CMO Series 2007-AR3 Class 21A1
1-month USD LIBOR + 0.150% Floor 0.150%, Cap 10.500% 04/25/2037	0.242%	376,454	359,538
Centex Home Equity Loan Trust(b)
CMO Series 2005-A Class M1
1-month USD LIBOR + 0.720% Floor 0.480% 01/25/2035	0.812%	470,936	471,213
CMO Series 2005-D Class M4
1-month USD LIBOR + 0.610% Floor 0.610% 10/25/2035	1.007%	682,637	684,542
CIM Trust(a),(c)
CMO Series 2021-R3 Class A1A
06/25/2057	1.951%	611,886	611,405
Citigroup Mortgage Loan Trust, Inc.(c)
CMO Series 2006-AR2 Class 1A1
03/25/2036	2.786%	297,436	258,939
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Citigroup Mortgage Loan Trust, Inc.(b)
CMO Series 2006-HE1 Class M3
1-month USD LIBOR + 0.360% Floor 0.360% 01/25/2036	0.632%	98,531	98,490
Countrywide Asset-Backed Certificates(b)
CMO Series 2004-AB2 Class M2
1-month USD LIBOR + 0.855% Floor 0.855% 05/25/2036	0.947%	68,351	68,355
CMO Series 2007-13 Class 2A1
1-month USD LIBOR + 0.900% Floor 0.900% 10/25/2047	0.992%	175,069	174,758
CMO Series 2007-13 Class 2A2
1-month USD LIBOR + 0.800% Floor 0.800% 10/25/2047	0.892%	348,015	346,485
Credit Suisse Mortgage Capital Trust(a)
CMO Series 2015-2R Class 1A1
08/27/2037	3.000%	80,491	80,787
CMO Series 20154R Class 5A1
10/27/2036	3.000%	64,853	65,130
Credit Suisse Mortgage Trust(a),(c)
CMO Series 2019-NQM1 Class A1
10/25/2059	2.656%	40,894	41,520
CSMC Trust(a),(c)
CMO Series 2011-5R Class 6A9
11/27/2037	3.096%	26,717	26,659
CMO Series 2021-RPL4 Class A1
12/27/2060	1.796%	677,335	675,630
CWABS Asset-Backed Certificates Trust(b)
CMO Series 2004-10 Class MV4
1-month USD LIBOR + 1.575% Floor 1.575% 12/25/2034	1.667%	920,101	918,476
CMO Series 2005-14 Class M2
1-month USD LIBOR + 0.470% Floor 0.470% 04/25/2036	0.797%	363,300	363,182
CMO Series 2005-17 Class MV1
1-month USD LIBOR + 0.460% Floor 0.460% 05/25/2036	0.552%	545,103	544,402
First Franklin Mortgage Loan Trust(b)
CMO Series 2004-FF11 Class M3
1-month USD LIBOR + 0.900% Floor 0.900% 01/25/2035	0.992%	63,098	64,089

Multi-Manager Alternative Strategies Fund | First Quarter Report 2021	23

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, November 30, 2021 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2006-FF4 Class A3
1-month USD LIBOR + 0.280% Floor 0.280% 03/25/2036	0.560%	280,825	279,475
First Horizon Mortgage Pass-Through Trust(c)
CMO Series 2005-AR4 Class 2A1
10/25/2035	2.815%	209,307	210,348
First NLC Trust(b)
CMO Series 2005-4 Class A4
1-month USD LIBOR + 0.390% Floor 0.390%, Cap 14.000% 02/25/2036	0.872%	417,693	415,346
Freddie Mac Structured Agency Credit Risk Debt Notes(b)
CMO Series 2017-DNA2 Class M1
1-month USD LIBOR + 1.200% 10/25/2029	1.292%	27,686	27,694
CMO Series 2017-DNA3 Class M1
1-month USD LIBOR + 0.750% 03/25/2030	0.842%	38,163	38,167
GE-WMC Asset-Backed Pass-Through Certificates(b)
CMO Series 2005-1 Class M1
1-month USD LIBOR + 0.660% Floor 0.660% 10/25/2035	0.752%	549,540	546,724
GMACM Mortgage Loan Trust(c)
CMO Series 2006-AR1 Class 1A1
04/19/2036	2.934%	467,373	406,289
GSAMP Trust(b)
CMO Series 2005-WMC3 Class A2C
1-month USD LIBOR + 0.330% Floor 0.330% 12/25/2035	0.752%	810,000	802,936
CMO Series 2006-HE7 Class A2D
1-month USD LIBOR + 0.230% Floor 0.230% 10/25/2046	0.322%	282,889	281,819
CMO Series 2007-FM2 Class A1
1-month USD LIBOR + 0.140% Floor 0.140% 01/25/2037	0.232%	868,259	636,127
HarborView Mortgage Loan Trust(b)
CMO Series 2007-6 Class 1A1A
1-month USD LIBOR + 0.200% Floor 0.200%, Cap 10.500% 08/19/2037	0.289%	596,175	564,219
Home Equity Mortgage Loan Asset-Backed Trust(b)
CMO Series 2005-D Class AII4
1-month USD LIBOR + 0.350% Floor 0.350% 03/25/2036	0.792%	226,224	225,952
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
HSI Asset Securitization Corp. Trust(b)
CMO Series 2006-HE2 Class 1A
1-month USD LIBOR + 0.130% Floor 0.130% 12/25/2036	0.352%	1,301,277	665,681
Impac CMB Trust(b)
CMO Series 2004-8 Class 2A1 (FGIC)
1-month USD LIBOR + 0.700% Floor 0.700%, Cap 11.000% 10/25/2034	0.792%	363,847	368,932
Impac Secured Assets Trust(b)
CMO Series 2006-5 Class 1A1C
1-month USD LIBOR + 0.270% Floor 0.270%, Cap 11.500% 02/25/2037	0.632%	683,932	652,431
IndyMac INDX Mortgage Loan Trust(b)
CMO Series 2006-AR2 Class 1A1A
1-month USD LIBOR + 0.220% Floor 0.220% 04/25/2046	0.312%	373,964	357,408
CMO Series 2006-AR2 Class 1A1B
1-month USD LIBOR + 0.210% Floor 0.210% 04/25/2046	0.302%	752,291	717,207
JPMorgan Alternative Loan Trust(b)
CMO Series 2006-A1 Class 1A1
1-month USD LIBOR + 0.460% Floor 0.230%, Cap 11.500% 03/25/2036	0.552%	660,584	645,997
CMO Series 2007-S1 Class A2
1-month USD LIBOR + 0.340% Floor 0.340%, Cap 11.500% 04/25/2047	0.772%	208,850	206,974
JPMorgan Mortgage Acquisition Trust(b)
CMO Series 2006-FRE1 Class M1
1-month USD LIBOR + 0.390% Floor 0.390% 05/25/2035	0.677%	415,377	414,427
CMO Series 2007-HE1 Class AV4
1-month USD LIBOR + 0.280% Floor 0.280% 03/25/2047	0.372%	1,103,000	1,069,557
Legacy Mortgage Asset Trust(a),(c)
CMO Series 2020-GS2 Class A1
03/25/2060	2.750%	610,145	612,304
Lehman Mortgage Trust
CMO Series 2006-1 Class 1A5
02/25/2036	5.500%	586,207	436,648

24	Multi-Manager Alternative Strategies Fund | First Quarter Report 2021

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, November 30, 2021 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Lehman XS Trust(b)
CMO Series 2006-15 Class A4
1-month USD LIBOR + 0.340% Floor 0.340% 10/25/2036	0.432%	602,909	596,772
CMO Series 2006-2N Class 2A1
1-year MTA + 1.010% Floor 1.010% 02/25/2036	2.103%	541,042	549,679
CMO Series 2007-16N Class 2A2
1-month USD LIBOR + 0.850% Floor 0.850% 09/25/2047	0.942%	667,096	682,008
Long Beach Mortgage Loan Trust(b)
CMO Series 2006-4 Class 1A
1-month USD LIBOR + 0.300% Floor 0.300% 05/25/2036	0.392%	1,137,526	764,186
MASTR Adjustable Rate Mortgages Trust(b)
Subordinated CMO Series 2004-14 Class B1
1-month USD LIBOR + 2.150% Floor 2.150% 01/25/2035	2.242%	502,454	530,937
Mastr Asset Backed Securities Trust(b)
CMO Series 2005-WF1 Class M6
1-month USD LIBOR + 0.990% Floor 0.990% 06/25/2035	1.082%	672,400	670,078
Morgan Stanley ABS Capital I, Inc. Trust(b)
CMO Series 2005-WMC1 Class M3
1-month USD LIBOR + 0.780% Floor 0.780% 01/25/2035	0.872%	384,643	383,699
CMO Series 2007-NC3 Class A2D
1-month USD LIBOR + 0.260% Floor 0.260% 05/25/2037	0.352%	798,909	700,131
Nomura Resecuritization Trust(a),(c)
CMO Series 2014-3R Class 3A9
11/26/2035	0.612%	125,816	125,861
Option One Mortgage Loan Trust(b)
CMO Series 2005-2 Class M1
1-month USD LIBOR + 0.660% Floor 0.660% 05/25/2035	0.752%	182,329	182,368
CMO Series 2007-5 Class 2A2
1-month USD LIBOR + 0.170% Floor 0.170% 05/25/2037	0.262%	950,554	634,115
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
RALI Series Trust(b)
CMO Series 2006-QA6 Class A3
1-month USD LIBOR + 0.190% Floor 0.190% 07/25/2036	0.472%	409,027	403,140
CMO Series 2007-QH6 Class A1
1-month USD LIBOR + 0.190% Floor 0.190% 07/25/2037	0.282%	372,282	366,686
RALI Trust(b)
CMO Series 2006-QO10 Class A1
1-month USD LIBOR + 0.160% Floor 0.160% 01/25/2037	0.412%	745,284	714,817
RAMP Trust(b)
CMO Series 2005-RZ3 Class M3
1-month USD LIBOR + 0.550% Floor 0.550%, Cap 11.000% 09/25/2035	0.917%	127,279	127,248
CMO Series 2006-RZ2 Class M1
1-month USD LIBOR + 0.495% Floor 0.495%, Cap 14.000% 05/25/2036	0.587%	720,000	712,568
RFMSI Trust
CMO Series 2006-S10 Class 1A1
10/25/2036	6.000%	681,367	672,633
Soundview Home Loan Trust(b)
CMO Series 2006-OPT5 Class 1A1
1-month USD LIBOR + 0.140% Floor 0.140% 07/25/2036	0.232%	444,436	437,768
Structured Adjustable Rate Mortgage Loan Trust(b)
CMO Series 2005-19XS Class 2A1
1-month USD LIBOR + 0.300% Floor 0.300% 10/25/2035	0.392%	154,429	155,169
Series 2007-4 Class 1A2
1-month USD LIBOR + 0.220% Floor 0.220% 05/25/2037	0.532%	467,426	456,819
Structured Asset Investment Loan Trust(b)
CMO Series 2004-6 Class A3
1-month USD LIBOR + 0.800% Floor 0.800% 07/25/2034	0.892%	474,668	471,746
Structured Asset Mortgage Investments II Trust(b)
CMO Series 2006-AR8 Class A1A
1-month USD LIBOR + 0.200% Floor 0.200%, Cap 10.500% 10/25/2036	0.492%	554,503	537,400

Multi-Manager Alternative Strategies Fund | First Quarter Report 2021	25

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, November 30, 2021 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Thornburg Mortgage Securities Trust(b)
CMO Series 2004-3 Class A
1-month USD LIBOR + 0.740% Floor 0.370%, Cap 11.000% 09/25/2034	0.832%	451,460	459,579
Towd Point Mortgage Trust(a),(b)
CMO Series 2017-5 Class A1
1-month USD LIBOR + 0.600% 02/25/2057	0.692%	167,047	166,956
Towd Point Mortgage Trust(a),(c)
CMO Series 2018-3 Class A1
05/25/2058	3.750%	72,861	75,219
WaMu Asset-Backed Certificates Trust(b)
CMO Series 2007-HE1 Class 2A4
1-month USD LIBOR + 0.230% Floor 0.230% 01/25/2037	0.322%	1,242,334	769,548
WaMu Mortgage Pass-Through Certificates Trust(b)
CMO Series 2007-OA4 Class 1A
1-year MTA + 0.770% Floor 0.770% 05/25/2047	0.853%	689,213	668,074
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust(b)
CMO Series 2006-AR2 Class A1A
1-year MTA + 0.940% Floor 0.940% 04/25/2046	1.023%	260,499	244,598
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $33,568,958)			34,190,294

Senior Loans 1.6%
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Airlines 0.1%
Air Canada(b),(p)
Term Loan
1-month USD LIBOR + 3.500% Floor 0.750% 08/11/2028	4.250%	245,000	243,060
United AirLines, Inc.(b),(p)
Tranche B Term Loan
3-month USD LIBOR + 3.750% Floor 0.750% 04/21/2028	4.500%	453,423	451,532
Total			694,592
Building Materials 0.0%
Jeld-Wen, Inc.(b),(p)
Term Loan
1-month USD LIBOR + 2.250% 07/28/2028	2.340%	74,813	74,532
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Standard Industries, Inc.(b),(p)
Term Loan
1-month USD LIBOR + 2.500% Floor 0.500% 09/22/2028	3.000%	30,000	29,898
Total			104,430
Chemicals 0.0%
SCIH Salt Holdings, Inc.(b),(p)
Tranche B1 1st Lien Term Loan
1-month USD LIBOR + 4.000% Floor 0.750% 03/16/2027	4.750%	196,134	193,486
Consumer Cyclical Services 0.0%
APX Group, Inc.(b),(p)
Term Loan
1-month USD LIBOR + 3.500% Floor 0.500% 07/10/2028	4.000%	80,000	79,675
Consumer Products 0.0%
Herman Miller, Inc.(b),(p)
Tranche B Term Loan
1-month USD LIBOR + 2.000% 07/19/2028	2.063%	185,000	184,615
Environmental 0.0%
Clean Harbors, Inc.(b),(p)
Term Loan
1-month USD LIBOR + 2.000% 10/08/2028	2.090%	110,000	109,588
Finance Companies 0.0%
Setanta Aircraft Leasing DAC(b),(p)
Term Loan
1-month USD LIBOR + 2.000% 11/05/2028	2.140%	110,000	109,771
Food and Beverage 0.0%
Aramark Intermediate HoldCo Corp.(b),(p)
Tranche B3 Term Loan
3-month USD LIBOR + 1.750% 03/11/2025	1.840%	225,000	219,600
Gaming 0.0%
Bally’s Corp.(b),(p)
Tranche B Term Loan
1-month USD LIBOR + 3.250% Floor 0.500% 10/02/2028	3.750%	115,000	114,281

26	Multi-Manager Alternative Strategies Fund | First Quarter Report 2021

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, November 30, 2021 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Health Care 0.2%
Avantor Funding, Inc.(b),(p)
Tranche B5 Term Loan
1-month USD LIBOR + 2.250% Floor 0.500% 11/08/2027	2.750%	350,000	348,033
ICON PLC(b),(p)
Term Loan
3-month USD LIBOR + 2.500% 07/03/2028	3.000%	240,019	239,085
3-month USD LIBOR + 2.500% 07/03/2028	3.000%	59,800	59,567
Medline Industries LP(b),(p),(q)
Term Loan
1-month USD LIBOR + 3.250% Floor 0.500% 10/23/2028	3.750%	285,000	283,923
Total			930,608
Leisure 0.1%
Carnival Corp.(b),(p)
Term Loan
1-month USD LIBOR + 3.000% Floor 0.750% 06/30/2025	3.750%	279,130	274,664
Tranche B Term Loan
1-month USD LIBOR + 3.250% Floor 0.750% 10/18/2028	4.000%	110,000	108,075
Total			382,739
Lodging 0.1%
Hilton Grand Vacations Borrower LLC(b),(p)
Term Loan
1-month USD LIBOR + 3.000% Floor 0.500% 08/02/2028	3.500%	95,000	94,080
Hilton Worldwide Finance LLC(b),(p),(q)
Tranche B2 Term Loan
3-month USD LIBOR + 1.750% 06/22/2026	1.842%	180,000	177,188
Marriott Ownership Reports, Inc.(b),(p)
Term Loan
1-month USD LIBOR + 1.750% 08/29/2025	1.840%	175,000	170,975
Total			442,243
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Media and Entertainment 0.1%
AP Core Holdings II LLC(b),(p)
Tranche B1 1st Lien Term Loan
1-month USD LIBOR + 5.500% Floor 0.750% 09/01/2027	6.250%	160,000	159,450
Tranche B2 1st Lien Term Loan
1-month USD LIBOR + 5.500% Floor 0.750% 09/01/2027	6.250%	110,000	109,679
Univision Communications, Inc.(b),(p)
1st Lien Term Loan
1-month USD LIBOR + 3.250% Floor 0.750% 03/15/2026	4.000%	174,563	174,018
WMG Acquisition Corp.(b),(p),(q)
Tranche G Term Loan
1-month USD LIBOR + 2.125% 01/20/2028	2.215%	215,000	212,581
Total			655,728
Other Financial Institutions 0.0%
Trans Union LLC(b),(p),(q)
Term Loan
1-month USD LIBOR + 2.250% Floor 0.500% 12/01/2028	2.750%	125,000	124,141
Other Industry 0.1%
AECOM(b),(p),(q)
Tranche B Term Loan
1-month USD LIBOR + 1.750% 04/13/2028	1.842%	345,135	344,876
Packaging 0.0%
Pretium PKG Holdings, Inc.(b),(p)
1st Lien Term Loan
1-month USD LIBOR + 4.000% Floor 0.500% 10/02/2028	4.500%	95,000	94,610
Pharmaceuticals 0.2%
Jazz Financing PLC(b),(p)
Term Loan
1-month USD LIBOR + 3.500% Floor 0.500% 05/05/2028	4.000%	294,263	293,491
Organon & Co.(b),(p),(q)
Term Loan
1-month USD LIBOR + 3.000% Floor 0.500% 06/02/2028	3.500%	349,492	348,182

Multi-Manager Alternative Strategies Fund | First Quarter Report 2021	27

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, November 30, 2021 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Padagis LLC(b),(p)
Tranche B Term Loan
1-month USD LIBOR + 4.750% Floor 0.500% 07/06/2028	5.250%	151,529	151,151
Total			792,824
Property & Casualty 0.1%
Asurion LLC(b),(p)
Tranche B4 2nd Lien Term Loan
1-month USD LIBOR + 5.250% 01/20/2029	5.340%	145,000	143,460
Tranche B9 Term Loan
1-month USD LIBOR + 3.250% 07/31/2027	3.340%	109,724	108,133
Total			251,593
Restaurants 0.2%
1011778 BC ULC(b),(p),(q)
Tranche B4 Term Loan
3-month USD LIBOR + 1.750% 11/19/2026	1.840%	427,383	417,233
KFC Holding Co./Yum! Brands(b),(p),(q)
Tranche B Term Loan
1-month USD LIBOR + 1.750% 03/15/2028	1.839%	357,859	356,964
Whatabrands LLC(b),(p),(q)
Tranche B Term Loan
1-month USD LIBOR + 3.250% Floor 0.500% 08/03/2028	3.750%	176,000	174,772
Total			948,969
Retailers 0.2%
Burlington Coat Factory Warehouse Corp.(b),(p)
Tranche B6 Term Loan
1-month USD LIBOR + 2.000% 06/24/2028	2.100%	209,475	208,298
Pilot Travel Centers LLC(b),(p),(q)
Tranche B Term Loan
1-month USD LIBOR + 2.000% 08/04/2028	2.087%	410,000	405,974
Restoration Hardware, Inc.(b),(p),(q)
Term Loan
1-month USD LIBOR + 2.500% Floor 0.500% 10/20/2028	3.000%	180,000	178,799
Total			793,071
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Technology 0.0%
Cornerstone OnDemand, Inc.(b),(p)
1st Lien Term Loan
1-month USD LIBOR + 3.750% Floor 0.500% 10/16/2028	4.250%	80,000	79,533
Sabre GLBL Inc.(b),(p)
Tranche B1 Term Loan
3-month USD LIBOR + 3.500% 12/17/2027	4.000%	33,925	33,395
Tranche B2 Term Loan
3-month USD LIBOR + 3.500% 12/17/2027	4.000%	54,084	53,240
Total			166,168
Transportation Services 0.1%
Brown Group Holdings, LLC(b),(p)
Term Loan
1-month USD LIBOR + 2.750% Floor 0.500% 06/07/2028	3.250%	116,797	115,751
Hertz Corp. (The)(b),(p)
Tranche B Term Loan
1-month USD LIBOR + 3.250% Floor 0.500% 06/30/2028	3.750%	156,109	155,670
Tranche C Term Loan
1-month USD LIBOR + 3.250% Floor 0.500% 06/30/2028	3.750%	29,080	28,998
WWEX UNI TopCo Holdings, LLC(b),(p)
1st Lien Term Loan
1-month USD LIBOR + 4.250% Floor 0.750% 07/26/2028	5.000%	70,000	69,913
Total			370,332
Wireless 0.1%
SBA Senior Finance II LLC(b),(p),(q)
Term Loan
3-month USD LIBOR + 1.750% 04/11/2025	1.850%	448,995	443,194
Total Senior Loans (Cost $8,594,369)			8,551,134

28	Multi-Manager Alternative Strategies Fund | First Quarter Report 2021

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, November 30, 2021 (Unaudited)
Treasury Bills(j) 6.7%
Issuer	Yield		Principal Amount ($)	Value ($)
Japan 0.3%
Japan Treasury Discount Bills
02/28/2022	(0.150%)	JPY	180,000,000	1,593,005
United States 6.4%
U.S. Cash Management Bills
12/14/2021	0.060%		1,260,000	1,259,972
12/21/2021	0.080%		5,990,000	5,989,725
U.S. Treasury Bills
01/20/2022	0.040%		1,185,000	1,184,929
01/27/2022	0.050%		1,024,000	1,023,927
02/03/2022	0.040%		4,098,000	4,097,697
02/10/2022	0.050%		3,715,000	3,714,652
02/17/2022	0.050%		1,188,000	1,187,879
02/24/2022	0.040%		4,353,000	4,352,539
03/03/2022	0.050%		1,371,000	1,370,824
03/10/2022	0.050%		3,044,000	3,043,584
03/17/2022	0.050%		730,000	729,893
03/24/2022	0.060%		422,000	421,928
03/31/2022	0.060%		190,000	189,960
04/07/2022	0.060%		2,475,000	2,474,438
04/14/2022	0.070%		562,000	561,856
04/21/2022	0.070%		305,000	304,915
04/28/2022	0.070%		1,627,000	1,626,505
Total				33,535,223
Total Treasury Bills (Cost $35,103,483)				35,128,228

U.S. Treasury Obligations 1.0%
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
U.S. Treasury
02/29/2024	2.375%		205,000	212,880
04/30/2026	2.375%		60,000	63,277
08/31/2026	0.750%		270,000	265,169
11/15/2026	2.000%		260,000	270,766
02/15/2029	2.625%		95,000	103,209
02/15/2038	4.375%		870,000	1,217,048
11/15/2042	2.750%		305,000	352,227
02/15/2049	3.000%		1,110,000	1,399,467
02/15/2050	2.000%		1,480,000	1,546,137
Total U.S. Treasury Obligations (Cost $4,838,059)				5,430,180

Options Purchased Calls 0.1%
Value ($)
(Cost $279,687)	349,202

Options Purchased Puts 0.1%

(Cost $151,484)	238,210
Money Market Funds 24.3%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.078%(r),(s)	127,948,878	127,936,083
Total Money Market Funds (Cost $127,936,822)		127,936,083
Total Investments in Securities (Cost $522,807,061)		529,368,670

Investments in Securities Sold Short

Common Stocks (6.1)%
Issuer	Shares	Value ($)
Consumer Discretionary (0.0)%
Hotels, Restaurants & Leisure (0.0)%
Penn National Gaming, Inc.(e)	(2,787)	(142,778)
Total Consumer Discretionary		(142,778)
Financials (2.1)%
Capital Markets (2.1)%
Goldman Sachs Group, Inc. (The)	(3,923)	(1,494,624)
S&P Global, Inc.	(20,494)	(9,339,730)
Total		(10,834,354)
Total Financials		(10,834,354)
Industrials (0.7)%
Machinery (0.1)%
Valmet OYJ	(9,402)	(384,732)
Road & Rail (0.6)%
Canadian Pacific Railway Ltd.	(50,144)	(3,511,584)
Total Industrials		(3,896,316)
Information Technology (3.1)%
Electronic Equipment, Instruments & Components (0.2)%
II-VI, Inc.(e)	(15,224)	(951,957)
IT Services (0.1)%
Square, Inc., Class A(e)	(2,638)	(549,574)
Semiconductors & Semiconductor Equipment (2.5)%
Advanced Micro Devices, Inc.(e)	(82,475)	(13,061,566)
Software (0.3)%
NortonLifeLock, Inc.	(2,066)	(51,340)
Zendesk, Inc.(e)	(15,638)	(1,596,796)
Total		(1,648,136)
Total Information Technology		(16,211,233)

Multi-Manager Alternative Strategies Fund | First Quarter Report 2021	29

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, November 30, 2021 (Unaudited)

Common Stocks (continued)
Issuer	Shares	Value ($)
Materials (0.0)%
Construction Materials (0.0)%
Forterra, Inc.(e)	(1,274)	(30,309)
Total Materials		(30,309)
Real Estate (0.2)%
Equity Real Estate Investment Trusts (REITS) (0.2)%
VICI Properties, Inc.	(44,525)	(1,211,080)
Total Real Estate		(1,211,080)
Total Common Stocks (Proceeds $25,151,064)		(32,326,070)

Exchange-Traded Equity Funds (0.1)%
Issuer	Shares	Value ($)
Financials (0.1)%
Diversified Financial Services (0.1)%
iShares Russell 2000 ETF	(2,305)	(502,882)
Total Financials		(502,882)
Total Exchange-Traded Equity Funds (Proceeds $498,483)		(502,882)
Total Investments in Securities Sold Short (Proceeds $25,649,547)		(32,828,952)
Total Investments in Securities, Net of Securities Sold Short		496,539,718
Other Assets & Liabilities, Net		30,551,339
Net Assets		527,091,057

At November 30, 2021, securities and/or cash totaling $87,544,021 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
412,736 AUD	435,750 NZD	ANZ Securities	01/19/2022	2,855	—
223,972 USD	24,646,282 JPY	ANZ Securities	01/19/2022	—	(5,734)
1,010,000 AUD	1,063,387 NZD	Barclays	01/19/2022	4,987	—
675,000 AUD	495,146 USD	Barclays	01/19/2022	13,693	—
1,005,436 CAD	788,086 USD	Barclays	01/19/2022	643	—
1,293,263 CAD	1,011,667 USD	Barclays	01/19/2022	—	(1,199)
1,387,079 EUR	1,603,724 USD	Barclays	01/19/2022	27,738	—
460,890 EUR	520,924 USD	Barclays	01/19/2022	—	(2,734)
673,750 GBP	913,339 USD	Barclays	01/19/2022	16,516	—
204,447 NZD	144,176 USD	Barclays	01/19/2022	4,714	—
290,513 USD	399,913 AUD	Barclays	01/19/2022	—	(5,269)
1,921,063 USD	2,397,015 CAD	Barclays	01/19/2022	—	(43,755)
454,407 USD	340,000 GBP	Barclays	01/19/2022	—	(1,836)
238,307 AUD	175,930 USD	CIBC	01/19/2022	5,954	—
872,227 CAD	690,093 USD	CIBC	01/19/2022	6,977	—
287,126 GBP	335,000 EUR	CIBC	01/19/2022	—	(1,568)
1,170,022 USD	1,445,275 CAD	CIBC	01/19/2022	—	(38,103)
538,833 USD	461,468 EUR	CIBC	01/19/2022	—	(14,518)
656,250 USD	72,043,400 JPY	CIBC	01/19/2022	—	(18,321)
337,809 USD	457,620 SGD	CIBC	01/19/2022	—	(2,520)
615,500 AUD	452,121 USD	Citi	12/15/2021	13,266	—
14,530,500 BRL	2,644,358 USD	Citi	12/15/2021	67,014	—
1,225,000 BRL	215,535 USD	Citi	12/15/2021	—	(1,749)
603,000 CHF	660,201 USD	Citi	12/15/2021	2,949	—
3,154,500 CHF	3,398,958 USD	Citi	12/15/2021	—	(39,355)
824,867,496 CLP	1,019,574 USD	Citi	12/15/2021	24,129	—
185,678,500 CLP	222,770 USD	Citi	12/15/2021	—	(1,306)
2,284,426,960 COP	581,884 USD	Citi	12/15/2021	10,942	—
113,000 GBP	154,471 USD	Citi	12/15/2021	4,132	—
924,935,000 HUF	3,007,118 USD	Citi	12/15/2021	128,822	—
160,440,004 HUF	490,000 USD	Citi	12/15/2021	—	(9,272)
10,978,772,620 IDR	769,632 USD	Citi	12/15/2021	4,159	—
980,686,500 IDR	68,071 USD	Citi	12/15/2021	—	(305)
30	Multi-Manager Alternative Strategies Fund | First Quarter Report 2021

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, November 30, 2021 (Unaudited)
Forward foreign currency exchange contracts (continued)
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
2,887,500 ILS	933,840 USD	Citi	12/15/2021	17,072	—
1,943,500 ILS	605,288 USD	Citi	12/15/2021	—	(11,764)
152,482,000 INR	2,048,532 USD	Citi	12/15/2021	21,193	—
94,702,000 INR	1,251,843 USD	Citi	12/15/2021	—	(7,277)
19,331,500 JPY	169,563 USD	Citi	12/15/2021	—	(1,514)
2,008,762,500 KRW	1,710,554 USD	Citi	12/15/2021	16,903	—
2,227,415,500 KRW	1,874,040 USD	Citi	12/15/2021	—	(3,965)
130,329,500 MXN	6,301,407 USD	Citi	12/15/2021	240,388	—
19,019,500 NOK	2,150,413 USD	Citi	12/15/2021	47,672	—
331,500 NZD	232,834 USD	Citi	12/15/2021	6,614	—
277,500 PHP	5,512 USD	Citi	12/15/2021	5	—
60,092,500 PHP	1,185,979 USD	Citi	12/15/2021	—	(6,477)
14,896,000 PLN	3,729,512 USD	Citi	12/15/2021	105,995	—
4,705,000 PLN	1,128,543 USD	Citi	12/15/2021	—	(15,969)
67,494,000 SEK	7,604,412 USD	Citi	12/15/2021	112,775	—
1,749,500 SGD	1,283,745 USD	Citi	12/15/2021	1,710	—
33,249,000 TWD	1,191,393 USD	Citi	12/15/2021	—	(8,355)
446,449 USD	615,500 AUD	Citi	12/15/2021	—	(7,594)
2,890,373 USD	15,755,500 BRL	Citi	12/15/2021	—	(95,745)
1,788,818 USD	1,654,000 CHF	Citi	12/15/2021	13,993	—
2,302,915 USD	2,103,500 CHF	Citi	12/15/2021	—	(10,161)
1,276,864 USD	1,010,545,996 CLP	Citi	12/15/2021	—	(57,344)
593,360 USD	2,284,426,960 COP	Citi	12/15/2021	—	(22,417)
156,325 USD	113,000 GBP	Citi	12/15/2021	—	(5,985)
3,578,761 USD	1,085,375,004 HUF	Citi	12/15/2021	—	(201,193)
807,561 USD	11,645,970,620 IDR	Citi	12/15/2021	4,431	—
21,880 USD	313,488,500 IDR	Citi	12/15/2021	—	(23)
666,861 USD	2,134,000 ILS	Citi	12/15/2021	10,674	—
868,208 USD	2,697,000 ILS	Citi	12/15/2021	—	(11,923)
377,376 USD	28,448,500 INR	Citi	12/15/2021	864	—
2,940,945 USD	218,735,500 INR	Citi	12/15/2021	—	(32,727)
169,504 USD	19,331,476 JPY	Citi	12/15/2021	1,573	—
0 USD	24 JPY	Citi	12/15/2021	—	—
796,932 USD	951,780,000 KRW	Citi	12/15/2021	5,544	—
2,789,450 USD	3,284,398,000 KRW	Citi	12/15/2021	—	(20,268)
6,301,200 USD	130,329,500 MXN	Citi	12/15/2021	—	(240,180)
2,202,333 USD	19,019,500 NOK	Citi	12/15/2021	—	(99,592)
236,070 USD	331,500 NZD	Citi	12/15/2021	—	(9,850)
824,244 USD	41,889,500 PHP	Citi	12/15/2021	6,998	—
368,233 USD	18,480,500 PHP	Citi	12/15/2021	—	(1,512)
5,019,381 USD	19,601,000 PLN	Citi	12/15/2021	—	(251,351)
7,733,571 USD	67,494,000 SEK	Citi	12/15/2021	—	(241,933)
1,300,756 USD	1,749,500 SGD	Citi	12/15/2021	—	(18,722)
747,793 USD	20,790,000 TWD	Citi	12/15/2021	2,387	—
452,513 USD	12,459,000 TWD	Citi	12/15/2021	—	(2,946)
3,191,758 USD	47,435,000 ZAR	Citi	12/15/2021	—	(215,206)
47,435,000 ZAR	3,077,804 USD	Citi	12/15/2021	101,253	—
1,760,736 AUD	1,863,667 NZD	Citi	01/19/2022	15,420	—
690,500 AUD	507,817 USD	Citi	01/19/2022	15,308	—
1,143,730 CAD	680,000 GBP	Citi	01/19/2022	9,389	—
1,338,205 CAD	1,067,376 USD	Citi	01/19/2022	19,314	—
459,170 EUR	539,249 USD	Citi	01/19/2022	17,545	—
127,318,616 JPY	1,162,681 USD	Citi	01/19/2022	35,300	—
6,914,122 MXN	319,361 USD	Citi	01/19/2022	39	—
1,052,915 NZD	739,447 USD	Citi	01/19/2022	21,207	—
454,043 SGD	337,043 USD	Citi	01/19/2022	4,375	—
291,860 USD	399,913 AUD	Citi	01/19/2022	—	(6,617)
1,005,000 USD	1,263,341 CAD	Citi	01/19/2022	—	(15,569)
Multi-Manager Alternative Strategies Fund | First Quarter Report 2021	31

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, November 30, 2021 (Unaudited)
Forward foreign currency exchange contracts (continued)
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
1,035,783 USD	1,401,664 SGD	Citi	01/19/2022	—	(8,810)
558,500 AUD	403,910 USD	Citi	03/16/2022	5,509	—
1,041,500 BRL	183,297 USD	Citi	03/16/2022	2,517	—
239,000 CHF	259,789 USD	Citi	03/16/2022	—	(1,460)
7,335,500 CLP	8,984 USD	Citi	03/16/2022	223	—
2,580,000 CLP	3,038 USD	Citi	03/16/2022	—	(43)
322,042,500 COP	80,826 USD	Citi	03/16/2022	1,050	—
474,748,500 COP	117,517 USD	Citi	03/16/2022	—	(87)
17,705,000 HUF	53,235 USD	Citi	03/16/2022	—	(1,465)
266,747,500 IDR	18,449 USD	Citi	03/16/2022	38	—
412,548,500 IDR	28,426 USD	Citi	03/16/2022	—	(47)
31,204,000 INR	411,770 USD	Citi	03/16/2022	918	—
19,331,476 JPY	169,744 USD	Citi	03/16/2022	—	(1,526)
418,102,484 KRW	352,925 USD	Citi	03/16/2022	40	—
1,513,684,500 KRW	1,269,049 USD	Citi	03/16/2022	—	(8,522)
3,487,500 MXN	161,936 USD	Citi	03/16/2022	2,459	—
19,447,500 MXN	882,327 USD	Citi	03/16/2022	—	(6,973)
306,500 NOK	33,670 USD	Citi	03/16/2022	—	(174)
20,751,000 PHP	407,157 USD	Citi	03/16/2022	—	(2,184)
1,592,000 PLN	378,583 USD	Citi	03/16/2022	—	(6,044)
3,346,500 SEK	373,409 USD	Citi	03/16/2022	1,384	—
2,163,500 SGD	1,580,968 USD	Citi	03/16/2022	—	(3,864)
6,759,500 TWD	245,245 USD	Citi	03/16/2022	—	(1,095)
200,482 USD	278,500 AUD	Citi	03/16/2022	—	(1,817)
16,588 USD	94,500 BRL	Citi	03/16/2022	—	(185)
2,493,740 USD	2,313,500 CHF	Citi	03/16/2022	35,128	—
317,156 USD	260,152,496 CLP	Citi	03/16/2022	—	(6,447)
304,069 USD	1,211,860,960 COP	Citi	03/16/2022	—	(3,869)
451,857 USD	149,086,504 HUF	Citi	03/16/2022	8,757	—
627,306 USD	9,045,090,620 IDR	Citi	03/16/2022	—	(3,041)
920,811 USD	2,841,500 ILS	Citi	03/16/2022	—	(16,353)
0 USD	1 INR	Citi	03/16/2022	—	—
1,750,388 USD	131,465,897 INR	Citi	03/16/2022	—	(19,425)
170,370 USD	19,331,500 JPY	Citi	03/16/2022	900	—
2,333,482 USD	49,397,000 MXN	Citi	03/16/2022	—	(74,647)
1,012,070 USD	9,030,000 NOK	Citi	03/16/2022	—	(14,952)
1,122,337 USD	4,705,000 PLN	Citi	03/16/2022	14,391	—
138,383 USD	1,249,000 SEK	Citi	03/16/2022	466	—
4,468,676 USD	40,055,000 SEK	Citi	03/16/2022	—	(15,828)
48,821 USD	1,347,000 TWD	Citi	03/16/2022	269	—
1,019,707 USD	16,408,000 ZAR	Citi	03/16/2022	—	(2,397)
2,917,600 AUD	2,142,135 USD	Goldman Sachs	12/15/2021	61,869	—
1,463,800 CAD	1,175,835 USD	Goldman Sachs	12/15/2021	29,799	—
3,398,100 EUR	4,020,386 USD	Goldman Sachs	12/15/2021	164,186	—
24,700 EUR	27,816 USD	Goldman Sachs	12/15/2021	—	(214)
1,622,600 GBP	2,195,172 USD	Goldman Sachs	12/15/2021	36,401	—
10,034,200 SEK	1,160,712 USD	Goldman Sachs	12/15/2021	46,945	—
617,900 SEK	68,030 USD	Goldman Sachs	12/15/2021	—	(555)
38,858 USD	54,500 AUD	Goldman Sachs	12/15/2021	—	—
38,337 USD	51,900 AUD	Goldman Sachs	12/15/2021	—	(1,332)
89,581 USD	79,200 EUR	Goldman Sachs	12/15/2021	296	—
2,050,441 USD	1,738,400 EUR	Goldman Sachs	12/15/2021	—	(77,686)
335,357 USD	247,500 GBP	Goldman Sachs	12/15/2021	—	(6,073)
52,679 USD	478,200 SEK	Goldman Sachs	12/15/2021	400	—
49,923 USD	435,800 SEK	Goldman Sachs	12/15/2021	—	(1,550)
339,167 AUD	255,809 USD	Goldman Sachs	01/19/2022	13,894	—
1,002,482 CAD	788,086 USD	Goldman Sachs	01/19/2022	2,956	—
2,279,594 EUR	2,656,179 USD	Goldman Sachs	01/19/2022	66,127	—
32	Multi-Manager Alternative Strategies Fund | First Quarter Report 2021

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, November 30, 2021 (Unaudited)
Forward foreign currency exchange contracts (continued)
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
76,723,302 JPY	673,333 USD	Goldman Sachs	01/19/2022	—	(6,036)
694,915 NZD	672,000 AUD	Goldman Sachs	01/19/2022	5,281	—
1,059,942 NZD	1,011,000 AUD	Goldman Sachs	01/19/2022	—	(1,923)
336,812 NZD	238,893 USD	Goldman Sachs	01/19/2022	9,139	—
454,051 SGD	337,043 USD	Goldman Sachs	01/19/2022	4,368	—
1,728,725 USD	2,348,099 AUD	Goldman Sachs	01/19/2022	—	(53,910)
534,162 USD	460,505 EUR	Goldman Sachs	01/19/2022	—	(10,942)
345,000 USD	7,501,811 MXN	Goldman Sachs	01/19/2022	1,464	—
523,907 USD	707,748 SGD	Goldman Sachs	01/19/2022	—	(5,353)
180,000,000 JPY	1,579,093 USD	Goldman Sachs	02/28/2022	—	(15,307)
236,717 AUD	175,399 USD	HSBC	01/19/2022	6,557	—
845,091 CAD	670,909 USD	HSBC	01/19/2022	9,046	—
47,913 CAD	37,509 USD	HSBC	01/19/2022	—	(15)
459,170 EUR	531,654 USD	HSBC	01/19/2022	9,950	—
921,780 EUR	1,043,611 USD	HSBC	01/19/2022	—	(3,706)
1,791,572 GBP	2,433,399 USD	HSBC	01/19/2022	48,652	—
37,033,139 JPY	334,167 USD	HSBC	01/19/2022	6,246	—
59,225,505 JPY	519,754 USD	HSBC	01/19/2022	—	(4,675)
1,882,301 SGD	1,398,067 USD	HSBC	01/19/2022	18,940	—
769,770 USD	971,535 CAD	HSBC	01/19/2022	—	(8,878)
535,845 USD	460,505 EUR	HSBC	01/19/2022	—	(12,624)
454,343 USD	340,000 GBP	HSBC	01/19/2022	—	(1,772)
668,333 USD	75,046,174 JPY	HSBC	01/19/2022	—	(3,815)
345,000 USD	7,394,956 MXN	HSBC	01/19/2022	—	(3,471)
687,363 USD	990,567 NZD	HSBC	01/19/2022	—	(11,654)
337,809 USD	457,407 SGD	HSBC	01/19/2022	—	(2,676)
615,500 AUD	452,121 USD	JPMorgan	12/15/2021	13,266	—
14,530,500 BRL	2,644,355 USD	JPMorgan	12/15/2021	67,011	—
1,225,000 BRL	215,534 USD	JPMorgan	12/15/2021	—	(1,750)
603,000 CHF	660,201 USD	JPMorgan	12/15/2021	2,948	—
3,154,500 CHF	3,398,953 USD	JPMorgan	12/15/2021	—	(39,359)
824,867,496 CLP	1,019,573 USD	JPMorgan	12/15/2021	24,128	—
185,678,500 CLP	222,770 USD	JPMorgan	12/15/2021	—	(1,306)
2,284,426,960 COP	582,001 USD	JPMorgan	12/15/2021	11,059	—
113,000 GBP	154,471 USD	JPMorgan	12/15/2021	4,132	—
924,935,000 HUF	3,007,114 USD	JPMorgan	12/15/2021	128,818	—
160,440,004 HUF	489,999 USD	JPMorgan	12/15/2021	—	(9,272)
10,978,772,620 IDR	769,631 USD	JPMorgan	12/15/2021	4,158	—
980,686,500 IDR	68,071 USD	JPMorgan	12/15/2021	—	(306)
2,887,500 ILS	933,839 USD	JPMorgan	12/15/2021	17,071	—
1,943,500 ILS	605,287 USD	JPMorgan	12/15/2021	—	(11,765)
152,482,000 INR	2,048,291 USD	JPMorgan	12/15/2021	20,953	—
94,702,000 INR	1,251,841 USD	JPMorgan	12/15/2021	—	(7,278)
19,331,500 JPY	169,563 USD	JPMorgan	12/15/2021	—	(1,515)
2,008,762,500 KRW	1,710,552 USD	JPMorgan	12/15/2021	16,900	—
2,227,415,500 KRW	1,874,037 USD	JPMorgan	12/15/2021	—	(3,968)
130,329,500 MXN	6,301,399 USD	JPMorgan	12/15/2021	240,380	—
19,019,500 NOK	2,150,411 USD	JPMorgan	12/15/2021	47,669	—
331,500 NZD	232,833 USD	JPMorgan	12/15/2021	6,613	—
277,500 PHP	5,512 USD	JPMorgan	12/15/2021	5	—
60,092,500 PHP	1,186,052 USD	JPMorgan	12/15/2021	—	(6,405)
14,896,000 PLN	3,729,508 USD	JPMorgan	12/15/2021	105,990	—
4,705,000 PLN	1,128,542 USD	JPMorgan	12/15/2021	—	(15,970)
67,494,000 SEK	7,604,402 USD	JPMorgan	12/15/2021	112,765	—
1,749,500 SGD	1,283,743 USD	JPMorgan	12/15/2021	1,709	—
33,249,000 TWD	1,191,374 USD	JPMorgan	12/15/2021	—	(8,373)
446,449 USD	615,500 AUD	JPMorgan	12/15/2021	—	(7,594)
2,890,377 USD	15,755,500 BRL	JPMorgan	12/15/2021	—	(95,749)
Multi-Manager Alternative Strategies Fund | First Quarter Report 2021	33

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, November 30, 2021 (Unaudited)
Forward foreign currency exchange contracts (continued)
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
1,788,820 USD	1,654,000 CHF	JPMorgan	12/15/2021	13,991	—
2,302,918 USD	2,103,500 CHF	JPMorgan	12/15/2021	—	(10,164)
1,278,009 USD	1,010,545,996 CLP	JPMorgan	12/15/2021	—	(58,488)
593,358 USD	2,284,426,960 COP	JPMorgan	12/15/2021	—	(22,416)
156,325 USD	113,000 GBP	JPMorgan	12/15/2021	—	(5,985)
3,578,765 USD	1,085,375,004 HUF	JPMorgan	12/15/2021	—	(201,198)
807,563 USD	11,645,970,620 IDR	JPMorgan	12/15/2021	4,430	—
21,880 USD	313,488,500 IDR	JPMorgan	12/15/2021	—	(23)
666,862 USD	2,134,000 ILS	JPMorgan	12/15/2021	10,674	—
868,209 USD	2,697,000 ILS	JPMorgan	12/15/2021	—	(11,924)
377,376 USD	28,448,500 INR	JPMorgan	12/15/2021	863	—
2,940,949 USD	218,735,500 INR	JPMorgan	12/15/2021	—	(32,730)
169,504 USD	19,331,476 JPY	JPMorgan	12/15/2021	1,573	—
0 USD	24 JPY	JPMorgan	12/15/2021	—	—
796,933 USD	951,780,000 KRW	JPMorgan	12/15/2021	5,543	—
2,789,476 USD	3,284,398,000 KRW	JPMorgan	12/15/2021	—	(20,295)
6,301,207 USD	130,329,500 MXN	JPMorgan	12/15/2021	—	(240,188)
2,202,336 USD	19,019,500 NOK	JPMorgan	12/15/2021	—	(99,594)
236,071 USD	331,500 NZD	JPMorgan	12/15/2021	—	(9,851)
824,208 USD	41,889,500 PHP	JPMorgan	12/15/2021	7,034	—
368,234 USD	18,480,500 PHP	JPMorgan	12/15/2021	—	(1,513)
5,019,387 USD	19,601,000 PLN	JPMorgan	12/15/2021	—	(251,357)
7,733,580 USD	67,494,000 SEK	JPMorgan	12/15/2021	—	(241,943)
1,300,758 USD	1,749,500 SGD	JPMorgan	12/15/2021	—	(18,723)
747,794 USD	20,790,000 TWD	JPMorgan	12/15/2021	2,387	—
452,513 USD	12,459,000 TWD	JPMorgan	12/15/2021	—	(2,946)
3,191,762 USD	47,435,000 ZAR	JPMorgan	12/15/2021	—	(215,210)
47,435,000 ZAR	3,077,800 USD	JPMorgan	12/15/2021	101,249	—
230,445 EUR	269,902 USD	JPMorgan	01/19/2022	8,073	—
7,574,493 MXN	345,000 USD	JPMorgan	01/19/2022	—	(4,821)
705,029 NZD	672,000 AUD	JPMorgan	01/19/2022	—	(1,618)
452,556 SGD	337,043 USD	JPMorgan	01/19/2022	5,464	—
496,579 USD	670,000 AUD	JPMorgan	01/19/2022	—	(18,693)
1,340,833 USD	1,675,007 CAD	JPMorgan	01/19/2022	—	(28,992)
675,618 USD	915,829 SGD	JPMorgan	01/19/2022	—	(4,607)
558,500 AUD	403,909 USD	JPMorgan	03/16/2022	5,508	—
1,041,500 BRL	183,297 USD	JPMorgan	03/16/2022	2,517	—
239,000 CHF	259,789 USD	JPMorgan	03/16/2022	—	(1,460)
7,335,500 CLP	8,984 USD	JPMorgan	03/16/2022	223	—
2,580,000 CLP	3,038 USD	JPMorgan	03/16/2022	—	(43)
322,042,500 COP	80,826 USD	JPMorgan	03/16/2022	1,050	—
474,748,500 COP	117,517 USD	JPMorgan	03/16/2022	—	(87)
17,705,000 HUF	53,235 USD	JPMorgan	03/16/2022	—	(1,465)
266,747,500 IDR	18,449 USD	JPMorgan	03/16/2022	38	—
412,548,500 IDR	28,426 USD	JPMorgan	03/16/2022	—	(47)
31,204,000 INR	411,769 USD	JPMorgan	03/16/2022	918	—
19,331,476 JPY	169,743 USD	JPMorgan	03/16/2022	—	(1,526)
1,931,786,984 KRW	1,621,810 USD	JPMorgan	03/16/2022	—	(8,645)
3,487,500 MXN	161,936 USD	JPMorgan	03/16/2022	2,459	—
19,447,500 MXN	882,326 USD	JPMorgan	03/16/2022	—	(6,974)
306,500 NOK	33,670 USD	JPMorgan	03/16/2022	—	(174)
20,751,000 PHP	407,165 USD	JPMorgan	03/16/2022	—	(2,175)
1,592,000 PLN	378,583 USD	JPMorgan	03/16/2022	—	(6,045)
3,346,500 SEK	373,409 USD	JPMorgan	03/16/2022	1,384	—
2,163,500 SGD	1,580,966 USD	JPMorgan	03/16/2022	—	(3,866)
6,759,500 TWD	245,245 USD	JPMorgan	03/16/2022	—	(1,095)
200,482 USD	278,500 AUD	JPMorgan	03/16/2022	—	(1,817)
16,588 USD	94,500 BRL	JPMorgan	03/16/2022	—	(185)
34	Multi-Manager Alternative Strategies Fund | First Quarter Report 2021

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, November 30, 2021 (Unaudited)
Forward foreign currency exchange contracts (continued)
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
2,493,743 USD	2,313,500 CHF	JPMorgan	03/16/2022	35,124	—
317,156 USD	260,152,496 CLP	JPMorgan	03/16/2022	—	(6,448)
304,209 USD	1,211,860,960 COP	JPMorgan	03/16/2022	—	(4,009)
451,857 USD	149,086,504 HUF	JPMorgan	03/16/2022	8,756	—
627,307 USD	9,045,090,620 IDR	JPMorgan	03/16/2022	—	(3,042)
920,812 USD	2,841,500 ILS	JPMorgan	03/16/2022	—	(16,354)
1,750,670 USD	131,465,896 INR	JPMorgan	03/16/2022	—	(19,707)
170,370 USD	19,331,500 JPY	JPMorgan	03/16/2022	900	—
2,333,485 USD	49,397,000 MXN	JPMorgan	03/16/2022	—	(74,649)
1,012,071 USD	9,030,000 NOK	JPMorgan	03/16/2022	—	(14,953)
1,122,339 USD	4,705,000 PLN	JPMorgan	03/16/2022	14,389	—
138,383 USD	1,249,000 SEK	JPMorgan	03/16/2022	466	—
4,468,681 USD	40,055,000 SEK	JPMorgan	03/16/2022	—	(15,834)
48,821 USD	1,347,000 TWD	JPMorgan	03/16/2022	269	—
1,019,708 USD	16,408,000 ZAR	JPMorgan	03/16/2022	—	(2,398)
336,000 AUD	352,835 NZD	Morgan Stanley	01/19/2022	1,027	—
1,346,814 AUD	993,424 USD	Morgan Stanley	01/19/2022	32,790	—
919,526 CAD	730,710 USD	Morgan Stanley	01/19/2022	10,550	—
229,585 EUR	268,712 USD	Morgan Stanley	01/19/2022	7,860	—
339,375 GBP	575,943 CAD	Morgan Stanley	01/19/2022	—	(669)
288,364 GBP	340,000 EUR	Morgan Stanley	01/19/2022	2,465	—
2,195,473 GBP	2,966,543 USD	Morgan Stanley	01/19/2022	44,167	—
6,023,234 MXN	279,441 USD	Morgan Stanley	01/19/2022	1,264	—
3,377,829 NOK	399,961 USD	Morgan Stanley	01/19/2022	26,649	—
720,846 NOK	79,586 USD	Morgan Stanley	01/19/2022	—	(81)
354,151 NZD	337,000 AUD	Morgan Stanley	01/19/2022	—	(1,212)
452,696 SGD	337,043 USD	Morgan Stanley	01/19/2022	5,361	—
211,184 USD	265,898 CAD	Morgan Stanley	01/19/2022	—	(2,937)
1,086,006 USD	924,509 EUR	Morgan Stanley	01/19/2022	—	(35,588)
337,809 USD	458,110 SGD	Morgan Stanley	01/19/2022	—	(2,161)
993,125 AUD	733,327 USD	RBC Capital Markets	01/19/2022	24,967	—
571,840 CAD	340,000 GBP	RBC Capital Markets	01/19/2022	4,715	—
2,199,977 CAD	1,740,331 USD	RBC Capital Markets	01/19/2022	17,340	—
430,373 CAD	336,667 USD	RBC Capital Markets	01/19/2022	—	(396)
38,365,759 JPY	336,667 USD	RBC Capital Markets	01/19/2022	—	(3,054)
408,895 NZD	286,462 USD	RBC Capital Markets	01/19/2022	7,537	—
1,122,787 USD	1,395,884 CAD	RBC Capital Markets	01/19/2022	—	(29,551)
133,201 USD	189,957 NZD	RBC Capital Markets	01/19/2022	—	(3,623)
430,441 CAD	336,667 USD	Standard Chartered	01/19/2022	—	(449)
72,458 EUR	82,265 USD	Standard Chartered	01/19/2022	—	(61)
287,518 GBP	335,000 EUR	Standard Chartered	01/19/2022	—	(2,089)
71,590,264 JPY	629,498 USD	Standard Chartered	01/19/2022	—	(4,419)
675,000 USD	851,370 CAD	Standard Chartered	01/19/2022	—	(8,219)
1,835,494 USD	1,360,000 GBP	Standard Chartered	01/19/2022	—	(25,209)
568,806 CAD	339,375 GBP	State Street	01/19/2022	6,259	—
852,662 CAD	675,000 USD	State Street	01/19/2022	7,207	—
1,345,000 EUR	1,154,716 GBP	State Street	01/19/2022	8,858	—
920,060 EUR	1,071,232 USD	State Street	01/19/2022	25,869	—
1,696,875 GBP	2,864,106 CAD	State Street	01/19/2022	—	(15,569)
291,468 GBP	340,000 EUR	State Street	01/19/2022	—	(1,666)
1,007,299 GBP	1,369,161 USD	State Street	01/19/2022	28,353	—
140,829,036 JPY	1,271,148 USD	State Street	01/19/2022	24,136	—
21,460,876 MXN	983,723 USD	State Street	01/19/2022	—	(7,427)
22,196 NZD	15,879 USD	State Street	01/19/2022	739	—
13,856 SGD	10,245 USD	State Street	01/19/2022	93	—
2,688 USD	3,630 AUD	State Street	01/19/2022	—	(99)
675,000 USD	867,456 CAD	State Street	01/19/2022	4,379	—
337,500 USD	426,239 CAD	State Street	01/19/2022	—	(3,676)
Multi-Manager Alternative Strategies Fund | First Quarter Report 2021	35

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, November 30, 2021 (Unaudited)
Forward foreign currency exchange contracts (continued)
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
1,314,214 USD	1,134,510 EUR	State Street	01/19/2022	—	(25,195)
602,933 USD	66,885,490 JPY	State Street	01/19/2022	—	(10,675)
264,276 USD	379,914 NZD	State Street	01/19/2022	—	(5,120)
589,526 CAD	670,000 NZD	UBS	01/19/2022	—	(4,672)
2,525,867 CAD	2,016,818 USD	UBS	01/19/2022	38,595	—
340,000 EUR	292,199 GBP	UBS	01/19/2022	2,640	—
3,069,571 EUR	3,634,218 USD	UBS	01/19/2022	146,603	—
574,221 GBP	670,000 EUR	UBS	01/19/2022	—	(3,093)
415,120 GBP	558,146 USD	UBS	01/19/2022	5,583	—
6,001,003 JPY	53,121 USD	UBS	01/19/2022	—	(17)
7,469,479 NOK	879,914 USD	UBS	01/19/2022	54,401	—
670,000 NZD	595,022 CAD	UBS	01/19/2022	8,976	—
1,105,866 NZD	778,867 USD	UBS	01/19/2022	24,507	—
906,115 SGD	674,087 USD	UBS	01/19/2022	10,193	—
291,133 USD	396,297 AUD	UBS	01/19/2022	—	(8,469)
675,000 USD	867,683 CAD	UBS	01/19/2022	4,557	—
529,403 USD	462,010 EUR	UBS	01/19/2022	—	(4,472)
334,167 USD	38,074,481 JPY	UBS	01/19/2022	2,975	—
1,609,102 USD	178,641,253 JPY	UBS	01/19/2022	—	(27,271)
14,064 USD	20,000 NZD	UBS	01/19/2022	—	(421)
160,490 USD	217,243 SGD	UBS	01/19/2022	—	(1,321)
Total				3,464,468	(4,392,913)

Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
3-Month Euro Euribor	30	03/2022	EUR	7,539,750	326	—
3-Month Euro Swiss Franc	4	03/2022	CHF	1,007,500	24	—
90-Day Sterling	2	03/2022	GBP	248,488	463	—
90-Day Sterling	7	06/2022	GBP	867,038	42	—
90-Day Sterling	4	09/2022	GBP	494,375	353	—
90-Day Sterling	4	12/2022	GBP	493,875	33	—
Amsterdam Index	9	12/2021	EUR	1,398,852	—	(94,615)
Brent Crude	18	12/2021	USD	1,246,140	—	(200,578)
Brent Crude	35	12/2021	USD	2,423,050	—	(416,569)
CAC40 Index	25	12/2021	EUR	1,679,000	—	(120,483)
Canadian Dollar	68	12/2021	USD	5,318,620	—	(57,305)
Coffee	16	03/2022	USD	1,393,800	119,294	—
Copper	6	03/2022	USD	1,415,625	—	(19,198)
Copper	18	03/2022	USD	1,926,000	—	(35,342)
Corn	27	03/2022	USD	766,125	8,953	—
Cotton	29	03/2022	USD	1,542,945	—	(96,737)
DAX Index	2	12/2021	EUR	757,150	—	(56,692)
DJIA Index E-mini	17	12/2021	USD	2,928,845	—	(73,098)
EURO STOXX 50 Index	2	12/2021	EUR	81,540	—	(1,454)
EURO STOXX 50 Index	34	12/2021	EUR	1,386,180	—	(108,920)
Euro-BTP	6	12/2021	EUR	909,600	4,378	—
Euro-Buxl 30-Year	5	12/2021	EUR	1,090,600	17,571	—
Euro-Schatz	92	12/2021	EUR	10,342,640	—	(4,454)
FTSE 100 Index	20	12/2021	GBP	1,415,900	—	(23,846)
FTSE Taiwan Index	26	12/2021	USD	1,571,440	—	(39,550)
FTSE/JSE Top 40 Index	20	12/2021	ZAR	12,812,800	1,159	—
FTSE/MIB Index	10	12/2021	EUR	1,290,100	—	(98,797)
Gas Oil	7	01/2022	USD	418,425	—	(63,559)
Gas Oil	30	01/2022	USD	1,793,250	—	(334,709)
Gold 100 oz.	1	02/2022	USD	177,650	—	(8,893)
IBEX 35 Index	5	12/2021	EUR	416,670	—	(41,167)
36	Multi-Manager Alternative Strategies Fund | First Quarter Report 2021

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, November 30, 2021 (Unaudited)
Long futures contracts (continued)
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Indian Rupee	42	12/2021	USD	1,114,344	—	(8,782)
Lean Hogs	11	02/2022	USD	351,890	—	(9,032)
MSCI EAFE Index	11	12/2021	USD	1,229,525	—	(66,972)
MSCI Singapore Index	49	12/2021	SGD	1,686,580	—	(73,120)
NASDAQ 100 Index E-mini	15	12/2021	USD	4,845,150	32,981	—
Natural Gas	16	12/2021	USD	730,720	—	(195,247)
New Zealand Dollar	18	12/2021	USD	1,227,600	—	(58,459)
Nickel	2	12/2021	USD	240,084	1,158	—
Nickel	7	03/2022	USD	835,254	8,826	—
Nickel	7	03/2022	USD	835,254	—	(23,619)
Nikkei 225 Index	3	12/2021	JPY	82,410,000	—	(64,643)
NY Harbor ULSD Heat Oil	22	12/2021	USD	1,903,717	—	(359,876)
OMXS30 Index	42	12/2021	SEK	9,420,600	—	(60,321)
Primary Aluminum	1	12/2021	USD	66,013	—	(2,115)
Primary Aluminum	14	03/2022	USD	919,275	—	(26,207)
RBOB Gasoline	26	12/2021	USD	2,118,589	—	(402,916)
Russell 2000 Index E-mini	14	12/2021	USD	1,538,110	—	(140,450)
S&P 500 Index E-mini	30	12/2021	USD	6,849,375	—	(53,903)
S&P Mid 400 Index E-mini	9	12/2021	USD	2,435,580	—	(121,733)
S&P/TSX 60 Index	30	12/2021	CAD	7,476,000	—	(98,846)
Silver	1	03/2022	USD	114,075	—	(4,572)
Soybean	2	03/2022	USD	122,650	—	(4,932)
Soybean Oil	17	03/2022	USD	564,264	—	(48,742)
SPI 200 Index	15	12/2021	AUD	2,711,625	—	(41,922)
STOXX Europe 600 Index	44	12/2021	EUR	1,020,140	—	(52,498)
Sugar #11	39	02/2022	USD	812,448	—	(71,378)
TOPIX Index	7	12/2021	JPY	132,720,000	—	(64,362)
TOPIX Index	8	12/2021	JPY	151,680,000	—	(119,911)
U.S. Long Bond	6	03/2022	USD	972,750	6,182	—
U.S. Treasury 5-Year Note	210	03/2022	USD	25,493,672	183,658	—
U.S. Ultra Treasury Bond	5	03/2022	USD	1,002,813	18,989	—
Wheat	11	03/2022	USD	452,238	13,996	—
Wheat	32	03/2022	USD	1,259,600	—	(45,877)
WTI Crude	50	12/2021	USD	3,309,000	—	(741,490)
Zinc	7	03/2022	USD	559,650	—	(17,683)
Zinc	13	03/2022	USD	1,039,350	—	(45,574)
Total					418,386	(4,921,148)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
3-Month Euro Euribor	(7)	03/2022	EUR	(1,759,275)	—	(417)
3-Month Euro Euribor	(32)	06/2022	EUR	(8,039,200)	—	(4,628)
3-Month Euro Euribor	(44)	09/2022	EUR	(11,048,950)	—	(10,373)
3-Month Euro Euribor	(17)	12/2022	EUR	(4,266,150)	—	(1,129)
3-Month Euro Euribor	(46)	03/2023	EUR	(11,532,200)	—	(3,311)
3-Month Euro Euribor	(30)	06/2023	EUR	(7,516,125)	—	(2,988)
3-Month Euro Euribor	(14)	09/2023	EUR	(3,505,600)	1,021	—
3-Month Euro Swiss Franc	(1)	09/2022	CHF	(251,775)	—	(96)
3-Month SONIA	(19)	06/2022	GBP	(4,727,200)	—	(4,542)
90-Day Sterling	(2)	06/2023	GBP	(246,688)	1,293	—
90-Day Sterling	(3)	09/2023	GBP	(369,900)	2,242	—
Amsterdam Index	(9)	12/2021	EUR	(1,398,852)	57,451	—
Australian 10-Year Bond	(16)	12/2021	AUD	(2,230,244)	11,731	—
Australian 10-Year Bond	(44)	12/2021	AUD	(6,133,171)	—	(25,680)
Australian 3-Year Bond	(230)	12/2021	AUD	(26,357,285)	39,196	—
Australian 3-Year Bond	(27)	12/2021	AUD	(3,094,116)	21,799	—
Multi-Manager Alternative Strategies Fund | First Quarter Report 2021	37

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, November 30, 2021 (Unaudited)
Short futures contracts (continued)
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Australian Dollar	(193)	12/2021	USD	(13,742,565)	207,516	—
Banker’s Acceptance	(7)	03/2022	CAD	(1,735,475)	1,116	—
Banker’s Acceptance	(1)	06/2022	CAD	(246,763)	823	—
British Pound	(150)	12/2021	USD	(12,451,875)	98,462	—
CAC40 Index	(20)	12/2021	EUR	(1,343,200)	87,563	—
Canadian Dollar	(79)	12/2021	USD	(6,178,985)	23,069	—
Canadian Government 10-Year Bond	(41)	03/2022	CAD	(5,787,560)	—	(44,135)
Canadian Government 10-Year Bond	(38)	03/2022	CAD	(5,364,080)	—	(67,581)
Cocoa	(22)	03/2022	USD	(516,120)	23,689	—
Cocoa	(8)	03/2022	GBP	(130,880)	4,558	—
DAX Index	(5)	12/2021	EUR	(1,892,875)	37,958	—
DJIA Index E-mini	(16)	12/2021	USD	(2,756,560)	67,796	—
Euro FX	(268)	12/2021	USD	(37,943,775)	1,270,633	—
Euro-Bobl	(19)	12/2021	EUR	(2,574,500)	—	(31,777)
Euro-BTP	(7)	12/2021	EUR	(1,061,200)	—	(22,689)
Euro-Bund	(1)	12/2021	EUR	(172,370)	—	(1,526)
Euro-Bund	(10)	12/2021	EUR	(1,723,700)	—	(14,416)
Euro-Bund	(5)	12/2021	EUR	(861,850)	—	(22,603)
Euro-Buxl 30-Year	(1)	12/2021	EUR	(218,120)	—	(9,385)
Euro-Buxl 30-Year	(1)	12/2021	EUR	(218,120)	—	(10,853)
Eurodollar 90-Day	(74)	03/2022	USD	(18,448,200)	3,052	—
Eurodollar 90-Day	(315)	03/2022	USD	(78,529,500)	338	—
Eurodollar 90-Day	(79)	06/2022	USD	(19,661,125)	21,983	—
Eurodollar 90-Day	(76)	09/2022	USD	(18,874,600)	48,988	—
Eurodollar 90-Day	(49)	12/2022	USD	(12,136,688)	22,885	—
Eurodollar 90-Day	(42)	03/2023	USD	(10,381,875)	42,424	—
Eurodollar 90-Day	(39)	06/2023	USD	(9,621,300)	46,569	—
Eurodollar 90-Day	(47)	09/2023	USD	(11,576,688)	19,911	—
Euro-OAT	(9)	12/2021	EUR	(1,514,430)	—	(36,881)
FTSE 100 Index	(32)	12/2021	GBP	(2,265,440)	32,599	—
FTSE China A50 Index	(6)	12/2021	USD	(92,364)	1,694	—
FTSE Taiwan Index	(14)	12/2021	USD	(846,160)	12,010	—
FTSE/JSE Top 40 Index	(1)	12/2021	ZAR	(640,640)	223	—
Gold 100 oz.	(1)	02/2022	USD	(177,650)	1,923	—
Hang Seng Index	(14)	12/2021	HKD	(16,432,500)	48,808	—
Hang Seng Index	(4)	12/2021	HKD	(4,695,000)	14,250	—
H-Shares Index	(12)	12/2021	HKD	(5,033,400)	23,228	—
H-Shares Index	(6)	12/2021	HKD	(2,516,700)	12,637	—
IBEX 35 Index	(3)	12/2021	EUR	(250,002)	1,342	—
Japanese 10-Year Government Bond	(4)	12/2021	JPY	(607,760,000)	—	(10,694)
Japanese Yen	(291)	12/2021	USD	(32,162,775)	571,873	—
KOSPI 200 Index	(20)	12/2021	KRW	(1,866,750,000)	88,006	—
Live Cattle	(3)	02/2022	USD	(165,480)	—	(1,452)
Long Gilt	(5)	03/2022	GBP	(631,400)	—	(10,961)
Long Gilt	(14)	03/2022	GBP	(1,767,920)	—	(16,246)
Mexican Peso	(131)	12/2021	USD	(3,043,785)	—	(4,128)
MSCI EAFE Index	(13)	12/2021	USD	(1,453,075)	16,843	—
MSCI Emerging Markets Index	(10)	12/2021	USD	(606,150)	946	—
MSCI Singapore Index	(10)	12/2021	SGD	(344,200)	8,031	—
NASDAQ 100 Index E-mini	(5)	12/2021	USD	(1,615,050)	29,593	—
New Zealand Dollar	(87)	12/2021	USD	(5,933,400)	—	(5,816)
OMXS30 Index	(9)	12/2021	SEK	(2,018,700)	6,189	—
Palladium	(1)	03/2022	USD	(170,550)	4,347	—
Platinum	(1)	01/2022	USD	(46,365)	637	—
Primary Aluminum	(2)	03/2022	USD	(131,325)	682	—
Russell 2000 Index E-mini	(10)	12/2021	USD	(1,098,650)	64,365	—
S&P 500 Index E-mini	(12)	12/2021	USD	(2,739,750)	50,349	—
S&P Mid 400 Index E-mini	(6)	12/2021	USD	(1,623,720)	104,101	—
38	Multi-Manager Alternative Strategies Fund | First Quarter Report 2021

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, November 30, 2021 (Unaudited)
Short futures contracts (continued)
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
S&P/TSX 60 Index	(1)	12/2021	CAD	(249,200)	7,057	—
Short Term Euro-BTP	(15)	12/2021	EUR	(1,706,700)	—	(9,592)
Silver	(3)	03/2022	USD	(342,225)	6,867	—
South African Rand	(121)	12/2021	USD	(3,791,838)	57,096	—
Soybean	(15)	01/2022	USD	(912,938)	11,137	—
Soybean Meal	(3)	01/2022	USD	(102,540)	417	—
Soybean Meal	(6)	03/2022	USD	(204,660)	—	(4,151)
Soybean Oil	(5)	01/2022	USD	(165,630)	10,142	—
SPI 200 Index	(4)	12/2021	AUD	(723,100)	9,707	—
Sugar #11	(1)	02/2022	USD	(20,832)	1,017	—
Swiss Franc	(45)	12/2021	USD	(6,125,063)	—	(80,407)
U.S. Long Bond	(12)	03/2022	USD	(1,945,500)	—	(55,241)
U.S. Long Bond	(57)	03/2022	USD	(9,241,125)	—	(192,819)
U.S. Treasury 10-Year Note	(5)	03/2022	USD	(654,063)	—	(8,129)
U.S. Treasury 10-Year Note	(129)	03/2022	USD	(16,874,813)	—	(193,140)
U.S. Treasury 2-Year Note	(462)	03/2022	USD	(101,055,282)	—	(201,576)
U.S. Treasury 5-Year Note	(318)	03/2022	USD	(38,604,703)	—	(243,412)
U.S. Treasury Ultra 10-Year Note	(1)	03/2022	USD	(146,891)	—	(2,556)
U.S. Treasury Ultra 10-Year Note	(4)	03/2022	USD	(587,563)	—	(10,164)
U.S. Treasury Ultra 10-Year Note	(80)	03/2022	USD	(11,751,250)	—	(159,650)
U.S. Ultra Treasury Bond	(13)	03/2022	USD	(2,607,313)	—	(107,437)
U.S. Ultra Treasury Bond	(36)	03/2022	USD	(7,220,250)	—	(159,338)
Total					3,362,182	(1,791,919)

Call option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
Acceleron Pharma, Inc.†,††	Goldman Sachs	USD	1,530,000	85	180.00	12/17/2021	8,889	—
Advanced Micro Devices, Inc.	Goldman Sachs	USD	1,029,405	65	145.00	12/17/2021	45,188	104,650
Advanced Micro Devices, Inc.	Goldman Sachs	USD	665,154	42	150.00	12/17/2021	29,440	52,815
Canadian Pacific Railway Ltd.	Goldman Sachs	USD	1,260,540	180	78.00	12/17/2021	38,589	7,200
Canadian Pacific Railway Ltd.	Goldman Sachs	USD	1,260,540	180	80.00	12/17/2021	25,697	3,150
Sportsman’s Warehouse Holdings, Inc.	Goldman Sachs	USD	280,995	165	17.50	12/17/2021	8,425	7,837
Trillium Therapeutics, Inc.†,††	Goldman Sachs	USD	279,350	151	20.00	12/17/2021	4,707	—
Zendesk, Inc.	Goldman Sachs	USD	1,991,145	195	95.00	12/17/2021	118,752	173,550
Total							279,687	349,202
†	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At November 30, 2021, the total value of these option contracts amounted to $0, which represents less than 0.01% of total net assets.
††	Valuation based on significant unobservable inputs.

Put option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
Five9, Inc.	Goldman Sachs	USD	1,579,863	111	150.00	12/17/2021	76,347	129,870
Five9, Inc.	Goldman Sachs	USD	1,423,300	100	145.00	12/17/2021	62,573	84,500
Five9, Inc.	Goldman Sachs	USD	227,728	16	155.00	12/17/2021	12,564	23,840
Total							151,484	238,210

Call option contracts written
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
Dicerna Pharmaceuticals, Inc.	Goldman Sachs	USD	(429,513)	(113)	40.00	1/21/2022	(2,709)	(3,108)

Multi-Manager Alternative Strategies Fund | First Quarter Report 2021	39

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, November 30, 2021 (Unaudited)
Cleared interest rate swap contracts
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Fixed rate of 1.390%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Citi	09/28/2025	USD	12,000,000	(48,539)	—	—	—	(48,539)
3-Month USD LIBOR	Fixed rate of 1.870%	Receives Quarterly, Pays SemiAnnually	Citi	09/28/2053	USD	1,000,000	(38,003)	—	—	—	(38,003)
Total							(86,542)	—	—	—	(86,542)

Total return swap contracts
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Total return on Equiniti Group PLC	SONIA plus 0.700%	Monthly	Goldman Sachs	05/27/2022	GBP	361,144	3,769	(601)	—	—	3,168	—
Total return on Equiniti Group PLC	SONIA plus 0.700%	Monthly	Goldman Sachs	05/27/2022	GBP	73,449	767	(60)	—	—	707	—
Total return on GCP Student Living PLC	SONIA plus 0.900%	Monthly	Goldman Sachs	07/16/2022	GBP	229,757	694	(239)	—	—	455	—
Total return on GCP Student Living PLC	SONIA plus 0.900%	Monthly	Goldman Sachs	07/16/2022	GBP	24,161	73	(25)	—	—	48	—
Total return on GCP Student Living PLC	SONIA plus 0.900%	Monthly	Goldman Sachs	07/16/2022	GBP	19,776	60	(21)	—	—	39	—
Total return on GCP Student Living PLC	SONIA plus 0.900%	Monthly	Goldman Sachs	07/16/2022	GBP	7,382	23	(8)	—	—	15	—
Total return on GCP Student Living PLC	SONIA plus 0.900%	Monthly	Goldman Sachs	07/16/2022	GBP	4,688	14	(5)	—	—	9	—
Total return on GCP Student Living PLC	SONIA plus 0.900%	Monthly	Goldman Sachs	07/16/2022	GBP	1,402	5	(2)	—	—	3	—
Total return on Meggitt PLC	SONIA plus 0.550%	Monthly	Goldman Sachs	08/02/2022	GBP	1,635	(43)	(1)	—	—	—	(44)
Total return on Meggitt PLC	SONIA plus 0.550%	Monthly	Goldman Sachs	08/02/2022	GBP	6,704	(76)	(2)	—	—	—	(78)
Total return on Meggitt PLC	SONIA plus 0.550%	Monthly	Goldman Sachs	08/02/2022	GBP	9,308	(97)	(1)	—	—	—	(98)
Total return on Meggitt PLC	SONIA plus 0.550%	Monthly	Goldman Sachs	08/02/2022	GBP	4,673	(122)	(3)	—	—	—	(125)
Total return on Meggitt PLC	SONIA plus 0.550%	Monthly	Goldman Sachs	08/02/2022	GBP	7,980	(209)	(5)	—	—	—	(214)
Total return on Meggitt PLC	SONIA plus 0.550%	Monthly	Goldman Sachs	08/02/2022	GBP	33,707	(334)	(4)	—	—	—	(338)
Total return on Meggitt PLC	SONIA plus 0.550%	Monthly	Goldman Sachs	08/02/2022	GBP	51,615	(419)	(2)	—	—	—	(421)
Total return on Meggitt PLC	SONIA plus 0.550%	Monthly	Goldman Sachs	08/02/2022	GBP	21,773	(568)	(14)	—	—	—	(582)
Total return on Meggitt PLC	SONIA plus 0.550%	Monthly	Goldman Sachs	08/02/2022	GBP	22,695	(593)	(30)	—	—	—	(623)
40	Multi-Manager Alternative Strategies Fund | First Quarter Report 2021

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, November 30, 2021 (Unaudited)
Total return swap contracts (continued)
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Total return on Meggitt PLC	SONIA plus 0.550%	Monthly	Goldman Sachs	08/02/2022	GBP	35,210	(642)	(12)	—	—	—	(654)
Total return on Meggitt PLC	SONIA plus 0.550%	Monthly	Goldman Sachs	08/02/2022	GBP	102,273	(756)	—	—	—	—	(756)
Total return on Meggitt PLC	SONIA plus 0.550%	Monthly	Goldman Sachs	08/02/2022	GBP	52,328	(1,033)	(22)	—	—	—	(1,055)
Total return on Meggitt PLC	SONIA plus 0.550%	Monthly	Goldman Sachs	08/02/2022	GBP	40,905	(1,067)	(27)	—	—	—	(1,094)
Total return on Meggitt PLC	SONIA plus 0.550%	Monthly	Goldman Sachs	08/02/2022	GBP	44,880	(1,171)	(60)	—	—	—	(1,231)
Total return on Meggitt PLC	SONIA plus 0.550%	Monthly	Goldman Sachs	08/02/2022	GBP	47,175	(1,231)	(31)	—	—	—	(1,262)
Total return on Meggitt PLC	SONIA plus 0.550%	Monthly	Goldman Sachs	08/02/2022	GBP	52,043	(1,358)	(34)	—	—	—	(1,392)
Total return on Meggitt PLC	SONIA plus 0.550%	Monthly	Goldman Sachs	08/02/2022	GBP	59,738	(1,559)	(39)	—	—	—	(1,598)
Total return on Meggitt PLC	SONIA plus 0.550%	Monthly	Goldman Sachs	08/02/2022	GBP	73,733	(1,924)	(98)	—	—	—	(2,022)
Total return on Meggitt PLC	SONIA plus 0.550%	Monthly	Goldman Sachs	08/02/2022	GBP	178,035	(4,647)	(116)	—	—	—	(4,763)
Total return on Meggitt PLC	SONIA plus 0.550%	Monthly	Goldman Sachs	08/02/2022	GBP	188,648	(4,923)	(124)	—	—	—	(5,047)
Total return on Sanne Group PLC	SONIA plus 0.900%	Monthly	Goldman Sachs	08/26/2022	GBP	460,362	2,709	(477)	—	—	2,232	—
Total return on CNP Assurances	1-Week Euribor plus 0.550%	Monthly	Goldman Sachs	10/29/2022	EUR	32,034	(126)	(2)	—	—	—	(128)
Total return on CNP Assurances	1-Week Euribor plus 0.550%	Monthly	Goldman Sachs	10/29/2022	EUR	27,564	(178)	—	—	—	—	(178)
Total return on CNP Assurances	1-Week Euribor plus 0.550%	Monthly	Goldman Sachs	10/29/2022	EUR	44,662	(333)	(2)	—	—	—	(335)
Total return on CNP Assurances	1-Week Euribor plus 0.550%	Monthly	Goldman Sachs	10/29/2022	EUR	128,621	(935)	(5)	—	—	—	(940)
Total return on CNP Assurances	1-Week Euribor plus 0.550%	Monthly	Goldman Sachs	10/29/2022	EUR	1,214,263	(10,720)	(63)	—	—	—	(10,783)
Total return on Distell Group Holdings Ltd	1-Month ZAR JIBAR plus 1.500%	Monthly	Goldman Sachs	11/15/2022	ZAR	447,943	(110)	(8)	—	—	—	(118)
Total return on Distell Group Holdings Ltd	1-Month ZAR JIBAR plus 1.500%	Monthly	Goldman Sachs	11/15/2022	ZAR	1,434,645	(3,024)	(111)	—	—	—	(3,135)
Total return on Distell Group Holdings Ltd	3-Month ZAR JIBAR plus 1.500%	Monthly	Goldman Sachs	11/15/2022	ZAR	5,111,649	(16,434)	(615)	—	—	—	(17,049)
Total							(46,518)	(2,869)	—	—	6,676	(56,063)

Multi-Manager Alternative Strategies Fund | First Quarter Report 2021	41

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, November 30, 2021 (Unaudited)
Total return swap contracts on futures
Reference instrument*	Counterparty	Expiration date	Trading currency	Notional amount long(short)	Upfront payments ($)	Upfront receipts ($)	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Canadian Government 10-Year Bond Mar 22	Barclays	03/2022	CAD	(282,320)	—	—	—	(4,207)
Euro Buxl Dec 21	Barclays	12/2021	EUR	(654,360)	—	—	—	(38,661)
Euro-Bobl Dec 21	Barclays	12/2021	EUR	(4,336,000)	—	—	—	(17,442)
Euro-Bund Dec 21	Barclays	12/2021	EUR	(2,757,920)	—	—	—	(22,016)
Euro-Schatz Dec 21	Barclays	12/2021	EUR	(1,124,200)	—	—	—	(2,814)
Long Gilt Mar 22	Barclays	03/2022	GBP	(2,020,480)	—	—	—	(40,754)
Soybean Meal Jan 22	Citi	01/2022	USD	(34,180)	—	—	—	(112)
H-Shares Index Dec 21	JPMorgan	12/2021	HKD	(10,486,250)	—	—	31,959	—
Swiss Market Index Dec 21	JPMorgan	12/2021	CHF	(1,463,880)	—	—	12,910	—
Total					—	—	44,869	(126,006)

*	If the notional amount of the swap contract is long and the swap contract’s value is positive (negative), the Fund will receive (pay) the total return. If the notional amount of the swap contract is short and the swap contract’s value is positive (negative), the Fund will pay (receive) the total return. Receipts and payments occur upon termination of the contract.

Reference index and values for swap contracts as of period end
Reference index		Reference rate
1-Month ZAR JIBAR	Johannesburg Interbank Average Rate	3.725%
1-Week EURIBOR	Euro Interbank Offered Rate	(0.577%)
3-Month USD LIBOR	London Interbank Offered Rate	0.173%
SONIA	Sterling Overnight Index Average	0.046%
3-Month ZAR JIBAR	Johannesburg Interbank Average Rate	3.869%
Notes to Consolidated Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At November 30, 2021, the total value of these securities amounted to $88,314,284, which represents 16.76% of total net assets.
(b)	Variable rate security. The interest rate shown was the current rate as of November 30, 2021.
(c)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of November 30, 2021.
(d)	Represents interest only securities which have the right to receive the monthly interest payments on an underlying pool of mortgage loans.
(e)	Non-income producing investment.
(f)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(g)	This security or a portion of this security has been pledged as collateral in connection with investments sold short.
(h)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At November 30, 2021, the total value of these securities amounted to $5,272,079, which represents 1.00% of total net assets.
(i)	Valuation based on significant unobservable inputs.
(j)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(k)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of November 30, 2021.
(l)	Zero coupon bond.
(m)	Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At November 30, 2021, the total value of these securities amounted to $306,755, which represents 0.06% of total net assets.
(n)	Principal and interest may not be guaranteed by a governmental entity.
(o)	Represents a security purchased on a when-issued basis.
(p)	The stated interest rate represents the weighted average interest rate at November 30, 2021 of contracts within the senior loan facility. Interest rates on contracts are primarily determined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period. These base lending rates are primarily the LIBOR and other short-term rates. Base lending rates may be subject to a floor or minimum rate. The interest rate for senior loans purchased on a when-issued or delayed delivery basis will be determined upon settlement, therefore no interest rate is disclosed. Senior loans often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay cannot be predicted with accuracy. As a result, remaining maturities of senior loans may be less than the stated maturities. Generally, the Fund is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.
42	Multi-Manager Alternative Strategies Fund | First Quarter Report 2021

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, November 30, 2021 (Unaudited)
Notes to Consolidated Portfolio of Investments  (continued)
(q)	Represents a security purchased on a forward commitment basis.
(r)	The rate shown is the seven-day current annualized yield at November 30, 2021.
(s)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended November 30, 2021 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.078%
	140,760,522	81,357,709	(94,184,448)	2,300	127,936,083	(2,300)	24,478	127,948,878
Abbreviation Legend
ADR	American Depositary Receipt
BAM	Build America Mutual Assurance Co.
CMO	Collateralized Mortgage Obligation
EURIBOR	Euro Interbank Offered Rate
FGIC	Financial Guaranty Insurance Corporation
FHLMC	Federal Home Loan Mortgage Corporation
LIBOR	London Interbank Offered Rate
MTA	Monthly Treasury Average
NIBOR	Norwegian Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
Currency Legend
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canada Dollar
CHF	Swiss Franc
CLP	Chilean Peso
COP	Colombian Peso
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine Peso
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
Multi-Manager Alternative Strategies Fund | First Quarter Report 2021	43

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, November 30, 2021 (Unaudited)
Currency Legend  (continued)
TWD	New Taiwan Dollar
USD	US Dollar
ZAR	South African Rand
Investments are valued using policies described in the Notes to Consolidated Financial Statements in the most recent shareholder report.
44	Multi-Manager Alternative Strategies Fund | First Quarter Report 2021

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1QT100_08_M01_(01/22)